UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JULY 31, 2014



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING JULY 31, 2014

[LOGO OF USAA]
    USAA(R)

                                                   [GRAPHIC OF USAA INCOME FUND]

 ==============================================================

       ANNUAL REPORT
       USAA INCOME FUND
       FUND SHARES o INSTITUTIONAL SHARES o ADVISER SHARES
       JULY 31, 2014

 ==============================================================

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

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PRESIDENT'S MESSAGE

"IT IS IMPORTANT TO REMEMBER DRAMATIC
HEADLINES ARE DESIGNED TO ELICIT AN EMOTIONAL
REACTION - AND EMOTIONAL STATES OF MIND ARE         [PHOTO OF BROOKS ENGLEHARDT]
USUALLY DETRIMENTAL TO LONG-TERM INVESTMENT
DECISION-MAKING."

--------------------------------------------------------------------------------

SEPTEMBER 2014

Much to the surprise of many market participants, longer-term interest rates trended down during the one-year reporting period. Rates had been expected to rise once the U.S. Federal Reserve (the Fed) began reducing - or "tapering" - its quantitative easing (QE) asset purchases. (Through QE, the Fed had been buying $85 billion of U.S. Treasury securities and mortgage-backed securities every month to push down long-term interest rates and stimulate economic growth.) However, while longer-term rates rose in anticipation of the taper, they actually fell after the Fed started to trim its asset purchases during January of this year. As a result, investors saw the value of their longer-maturity bond holdings increase (bond prices move in the opposite direction of interest rates). Meanwhile, the U.S. economy - which had slowly strengthened during 2013 - took a step back in the first quarter of 2014, contracting by approximately 2%. Although conditions improved in the second quarter, with the economy expanding by about 4%, economic growth overall during the first half of 2014 was a tepid 2%.

What did all of this mean for investors? The drop in longer-term interest rates meant they had to look for higher yields in riskier asset classes, which helped fuel a rally in the U.S. stock market. Many stocks recorded double-digit gains during the reporting period, with small-cap stocks outperforming large-cap stocks. Interestingly, market volatility was low despite mounting geopolitical tensions, including Russia's involvement in the Ukraine, extremist threats to Iraq, and the Gaza-Israel conflict.

Given what happened during the reporting period, you may want to consider reviewing your investment plan and determine if it would be appropriate

================================================================================

================================================================================

to rebalance your portfolio. Regular rebalancing can potentially help you protect your gains and prepare for what happens next. Whatever decision you make, it should be made in the context of your investment plan, which should be based on your goals - such as preparing for retirement - as well as your time horizon and risk tolerance. If you would like some help, please give our advisors a call - they are available to assist you.

Looking ahead, the Fed is likely to continue tapering its QE asset purchases and may end them altogether in October. Longer term, we expect interest rates to rise at a moderate pace and for bond prices to edge down. Higher interest rates could also make riskier asset classes, such as stocks and high-yield securities, less attractive to investors who will be able to find higher yields elsewhere.

At the same time, geopolitical turmoil is likely to persist, along with dramatic headlines. It is important to remember dramatic headlines are designed to elicit an emotional reaction - and emotional states of mind are usually detrimental to long-term investment decision-making. Shareholders must try to look through the media noise and focus instead on relevant information, such as the direction of interest rates and the condition of the U.S. economy, which can provide them with the perspective they need to manage their investments.

Rest assured, we will continue monitoring geopolitical events, economic trends, Fed policy, and other factors that could potentially affect your investments. We remain committed to providing you with our best advice, top-notch service, and a variety of mutual funds. From all of us here at USAA Asset Management Company, thank you for allowing us to serve your investment needs.

Sincerely,

/S/ BROOKS ENGLEHARDT

Brooks Englehardt
President
USAA Asset Management Company

Past performance is no guarantee of future results. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened. o Investments provided by USAA Investment Management Company and USAA Financial Advisors Inc., both registered broker dealers. o Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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

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TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                1

MANAGER(S) COMMENTARY                                                         2

INVESTMENT OVERVIEW                                                           5

FINANCIAL INFORMATION

   Distributions to Shareholders                                             17

   Report of Independent Registered
     Public Accounting Firm                                                  18

   Portfolio of Investments                                                  19

   Notes to Portfolio of Investments                                         48

   Financial Statements                                                      54

   Notes to Financial Statements                                             57

EXPENSE EXAMPLE                                                              73

ADVISORY AGREEMENT(S)                                                        75

TRUSTEES' AND OFFICERS' INFORMATION                                          80

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2014, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA INCOME FUND (THE FUND) SEEKS MAXIMUM CURRENT INCOME WITHOUT UNDUE RISK TO PRINCIPAL.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund invests its assets primarily in U.S. dollar-denominated debt securities that have been selected for their high yields relative to the risk involved.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

MANAGER(S) COMMENTARY ON THE FUND

USAA Asset Management Company

   R. MATTHEW FREUND, CFA
   JULIANNE BASS, CFA
   BRIAN W. SMITH, CFA, CPA

--------------------------------------------------------------------------------

o  WHAT WERE MARKET CONDITIONS DURING THE REPORTING PERIOD?

   At the beginning of the reporting period, interest rates rose in anticipation that the U.S. Federal Reserve (the Fed) would announce a reduction - or "taper" - in the pace of its monthly purchases of U.S. Treasury securities and mortgage-backed securities. Bond prices, which tend to move in the opposite direction of rates, declined. At the beginning of the reporting period, the yield on a 10-year U.S. government bond stood at 2.58% and rose to nearly 3% in early September of last year. During the same month, interest rates fell after the Fed said it would continue its bond purchases. Interest rates continued to drop as investors sought to understand the Fed's intentions and in response to the partial U.S. government shutdown and debt ceiling debate. In December of last year, the Fed announced that it would start tapering in January 2014, which resulted in the yield on a 10-year U.S. government bond reaching a high for the reporting period of 3.03% on December 31, 2013. However, once the taper began, interest rates fell once again, with the yield on a 10-year U.S. government bond dropping to a low of 2.44% on May 28, 2014. By the end of the reporting period, the yield on a 10-year U.S. government bond edged up to 2.56%, ending the reporting period slightly lower than it began.

   Long-term yields fell more than intermediate-term yields during the reporting period, with the yield on a 30-year U.S. government bond starting the reporting period at 3.64% and ending it at 3.32%. As a result, longer duration government bonds outperformed intermediate duration government bonds. Riskier and lower-quality securities also performed well, as investors sought higher yields in the low interest rate environment with both high-yield and BBB-rated bond spreads tightening more than A-rated bond spreads. (Spreads are yield differentials versus U.S. Treasury

================================================================================

2  | USAA INCOME FUND

================================================================================

                        o 10-YEAR U.S. TREASURY YIELDS o

                    [CHART OF 10-YEAR U.S. TREASURY YIELDS]

                                                                    YIELD IN PERCENT
 7/31/2013                                                                2.577
  8/1/2013                                                                2.707
  8/2/2013                                                                2.597
  8/5/2013                                                                2.634
  8/6/2013                                                                2.643
  8/7/2013                                                                  2.6
  8/8/2013                                                                 2.59
  8/9/2013                                                                2.579
 8/12/2013                                                                2.621
 8/13/2013                                                                 2.72
 8/14/2013                                                                2.714
 8/15/2013                                                                2.767
 8/16/2013                                                                2.826
 8/19/2013                                                                2.881
 8/20/2013                                                                2.815
 8/21/2013                                                                2.894
 8/22/2013                                                                2.885
 8/23/2013                                                                2.815
 8/26/2013                                                                2.786
 8/27/2013                                                                 2.71
 8/28/2013                                                                2.766
 8/29/2013                                                                2.763
 8/30/2013                                                                2.785
  9/2/2013                                                                2.785
  9/3/2013                                                                2.859
  9/4/2013                                                                2.898
  9/5/2013                                                                2.995
  9/6/2013                                                                2.935
  9/9/2013                                                                2.913
 9/10/2013                                                                2.965
 9/11/2013                                                                2.913
 9/12/2013                                                                 2.91
 9/13/2013                                                                2.886
 9/16/2013                                                                2.865
 9/17/2013                                                                2.848
 9/18/2013                                                                2.689
 9/19/2013                                                                2.753
 9/20/2013                                                                2.735
 9/23/2013                                                                2.701
 9/24/2013                                                                2.656
 9/25/2013                                                                2.629
 9/26/2013                                                                2.651
 9/27/2013                                                                2.625
 9/30/2013                                                                2.611
 10/1/2013                                                                2.651
 10/2/2013                                                                2.618
 10/3/2013                                                                2.605
 10/4/2013                                                                2.646
 10/7/2013                                                                2.627
 10/8/2013                                                                2.633
 10/9/2013                                                                2.664
10/10/2013                                                                2.682
10/11/2013                                                                2.688
10/14/2013                                                                2.688
10/15/2013                                                                2.729
10/16/2013                                                                2.664
10/17/2013                                                                 2.59
10/18/2013                                                                2.579
10/21/2013                                                                2.602
10/22/2013                                                                2.513
10/23/2013                                                                2.502
10/24/2013                                                                2.521
10/25/2013                                                                 2.51
10/28/2013                                                                2.524
10/29/2013                                                                2.504
10/30/2013                                                                2.539
10/31/2013                                                                2.555
 11/1/2013                                                                2.623
 11/4/2013                                                                2.604
 11/5/2013                                                                2.671
 11/6/2013                                                                2.643
 11/7/2013                                                                2.601
 11/8/2013                                                                2.749
11/11/2013                                                                2.749
11/12/2013                                                                2.774
11/13/2013                                                                  2.7
11/14/2013                                                                2.691
11/15/2013                                                                2.704
11/18/2013                                                                2.667
11/19/2013                                                                2.708
11/20/2013                                                                  2.8
11/21/2013                                                                2.785
11/22/2013                                                                2.744
11/25/2013                                                                2.729
11/26/2013                                                                2.709
11/27/2013                                                                2.738
11/28/2013                                                                2.738
11/29/2013                                                                2.745
 12/2/2013                                                                2.796
 12/3/2013                                                                2.783
 12/4/2013                                                                2.835
 12/5/2013                                                                2.873
 12/6/2013                                                                2.856
 12/9/2013                                                                 2.84
12/10/2013                                                                2.802
12/11/2013                                                                2.854
12/12/2013                                                                2.878
12/13/2013                                                                2.866
12/16/2013                                                                2.879
12/17/2013                                                                2.836
12/18/2013                                                                2.894
12/19/2013                                                                 2.93
12/20/2013                                                                 2.89
12/23/2013                                                                2.928
12/24/2013                                                                2.979
12/25/2013                                                                2.979
12/26/2013                                                                2.991
12/27/2013                                                                3.001
12/30/2013                                                                2.971
12/31/2013                                                                3.029
  1/1/2014                                                                3.029
  1/2/2014                                                                 2.99
  1/3/2014                                                                2.996
  1/6/2014                                                                2.959
  1/7/2014                                                                 2.94
  1/8/2014                                                                 2.99
  1/9/2014                                                                2.966
 1/10/2014                                                                2.859
 1/13/2014                                                                2.827
 1/14/2014                                                                2.872
 1/15/2014                                                                2.892
 1/16/2014                                                                2.842
 1/17/2014                                                                 2.82
 1/20/2014                                                                 2.82
 1/21/2014                                                                 2.83
 1/22/2014                                                                2.866
 1/23/2014                                                                2.778
 1/24/2014                                                                2.716
 1/27/2014                                                                2.749
 1/28/2014                                                                 2.75
 1/29/2014                                                                2.678
 1/30/2014                                                                2.696
 1/31/2014                                                                2.645
  2/3/2014                                                                2.577
  2/4/2014                                                                 2.63
  2/5/2014                                                                2.668
  2/6/2014                                                                2.701
  2/7/2014                                                                2.684
 2/10/2014                                                                2.668
 2/11/2014                                                                2.726
 2/12/2014                                                                2.762
 2/13/2014                                                                2.733
 2/14/2014                                                                2.744
 2/17/2014                                                                2.744
 2/18/2014                                                                2.708
 2/19/2014                                                                 2.74
 2/20/2014                                                                2.752
 2/21/2014                                                                2.732
 2/24/2014                                                                2.739
 2/25/2014                                                                2.703
 2/26/2014                                                                2.666
 2/27/2014                                                                 2.64
 2/28/2014                                                                2.648
  3/3/2014                                                                2.602
  3/4/2014                                                                2.699
  3/5/2014                                                                2.706
  3/6/2014                                                                2.738
  3/7/2014                                                                2.789
 3/10/2014                                                                2.778
 3/11/2014                                                                2.769
 3/12/2014                                                                2.731
 3/13/2014                                                                2.645
 3/14/2014                                                                2.655
 3/17/2014                                                                2.693
 3/18/2014                                                                2.673
 3/19/2014                                                                2.773
 3/20/2014                                                                2.773
 3/21/2014                                                                2.743
 3/24/2014                                                                2.729
 3/25/2014                                                                2.749
 3/26/2014                                                                2.693
 3/27/2014                                                                2.682
 3/28/2014                                                                2.722
 3/31/2014                                                                2.719
  4/1/2014                                                                2.753
  4/2/2014                                                                2.805
  4/3/2014                                                                2.798
  4/4/2014                                                                2.722
  4/7/2014                                                                2.701
  4/8/2014                                                                2.682
  4/9/2014                                                                2.691
 4/10/2014                                                                2.648
 4/11/2014                                                                2.626
 4/14/2014                                                                2.648
 4/15/2014                                                                2.629
 4/16/2014                                                                2.629
 4/17/2014                                                                2.722
 4/18/2014                                                                2.722
 4/21/2014                                                                2.716
 4/22/2014                                                                2.711
 4/23/2014                                                                  2.7
 4/24/2014                                                                2.681
 4/25/2014                                                                2.663
 4/28/2014                                                                2.701
 4/29/2014                                                                2.692
 4/30/2014                                                                2.647
  5/1/2014                                                                2.614
  5/2/2014                                                                2.585
  5/5/2014                                                                2.608
  5/6/2014                                                                2.592
  5/7/2014                                                                2.589
  5/8/2014                                                                2.617
  5/9/2014                                                                2.624
 5/12/2014                                                                2.662
 5/13/2014                                                                 2.61
 5/14/2014                                                                2.544
 5/15/2014                                                                 2.49
 5/16/2014                                                                2.524
 5/19/2014                                                                2.545
 5/20/2014                                                                2.512
 5/21/2014                                                                2.533
 5/22/2014                                                                2.551
 5/23/2014                                                                2.533
 5/26/2014                                                                2.533
 5/27/2014                                                                2.515
 5/28/2014                                                                2.444
 5/29/2014                                                                2.465
 5/30/2014                                                                2.477
  6/2/2014                                                                2.528
  6/3/2014                                                                2.599
  6/4/2014                                                                2.603
  6/5/2014                                                                2.583
  6/6/2014                                                                2.588
  6/9/2014                                                                2.604
 6/10/2014                                                                2.645
 6/11/2014                                                                 2.64
 6/12/2014                                                                2.596
 6/13/2014                                                                2.604
 6/16/2014                                                                2.598
 6/17/2014                                                                2.653
 6/18/2014                                                                2.585
 6/19/2014                                                                2.621
 6/20/2014                                                                2.606
 6/23/2014                                                                2.627
 6/24/2014                                                                2.579
 6/25/2014                                                                 2.56
 6/26/2014                                                                2.529
 6/27/2014                                                                2.535
 6/30/2014                                                                2.531
  7/1/2014                                                                2.566
  7/2/2014                                                                2.627
  7/3/2014                                                                2.639
  7/4/2014                                                                2.639
  7/7/2014                                                                2.612
  7/8/2014                                                                2.557
  7/9/2014                                                                2.551
 7/10/2014                                                                2.537
 7/11/2014                                                                2.517
 7/14/2014                                                                2.548
 7/15/2014                                                                2.548
 7/16/2014                                                                2.527
 7/17/2014                                                                2.447
 7/18/2014                                                                2.482
 7/21/2014                                                                2.468
 7/22/2014                                                                2.461
 7/23/2014                                                                2.466
 7/24/2014                                                                2.503
 7/25/2014                                                                2.466
 7/28/2014                                                                2.486
 7/29/2014                                                                2.461
 7/30/2014                                                                2.558
 7/31/2014                                                                2.559

                                   [END CHART]

      Source: Bloomberg Finance L.P.

   securities of comparable maturity). U.S. stocks generated double-digit returns, with little market volatility, posting steady gains during the reporting period in spite of significant geopolitical turmoil.

   At its March 2014 policy meeting, the Fed dropped its 6.5% unemployment rate threshold as a target for when it might be appropriate to raise short-term interest rates and said it was assessing a wide range of qualitative measures instead.

o  HOW DID THE USAA INCOME FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

   The Fund has three share classes: Fund Shares, Institutional Shares, and Adviser Shares. At the end of reporting period, the Fund Shares, Institutional Shares, and Adviser Shares had a total return of 5.43%, 5.63%, and 5.11%, respectively. This compares to returns of 7.33% for the Lipper A Rated Bond Funds Index and 3.97% for the Barclays U.S. Aggregate Bond Index. At the same time, the Fund Shares, Institutional Shares, and Adviser Shares provided a one-year dividend yield of 3.86%,

================================================================================

                                          MANAGER(S) COMMENTARY ON THE FUND |  3

================================================================================

   3.96%, and 3.62%, respectively, compared to 3.14% for the Lipper Corporate Debt Funds A Rated Average.

   USAA Asset Management Company is the Fund's investment adviser. The investment adviser provides day-to-day discretionary management for the Fund's assets.

o  WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

   We continued to seek relative values across the fixed-income market, selecting bonds one at a time for the portfolio. With the help of our team of credit analysts, we evaluate each potential investment individually, rather than on the basis of thematic trends. In keeping with our investment approach, we sought to maximize the Fund's income while maintaining an acceptable level of price volatility. We have always believed the Fund should be adequately compensated for any risk taken. During the reporting period, we found value in spread (non-U.S. Treasury) sectors, including asset-backed securities, enhanced equipment trust certificates, municipal bonds, and corporate bonds.

   During the reporting period, the Fund benefited from its holdings of lower-rated corporate bonds as credit spreads tightened. The portfolio's allocation to municipal securities also added value. In addition, the Fund benefited from its underweight position in government-sponsored agency mortgage-backed securities, which underperformed corporate bonds during the reporting period. The Fund was hampered by its shorter duration (compared to some of its Lipper peers) as longer duration securities rallied.

   Our credit analysts continued to analyze and monitor every holding in the portfolio. We remain committed to building a portfolio diversified among multiple asset classes and across a large number of issuers. To minimize the Fund's exposure to potential surprises, we limit the positions we take in any one issuer.

   Thank you for your continued investment in the Fund.

   Refer to page 8 for benchmark definitions.

   PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.
   o Diversification is a technique intended to help reduce risk and does not guarantee a profit or prevent a loss.

================================================================================

4  | USAA INCOME FUND

================================================================================

INVESTMENT OVERVIEW

USAA INCOME FUND SHARES (FUND SHARES) (Ticker Symbol: USAIX)

-----------------------------------------------------------------------------------------
                                         7/31/14                               7/31/13
-----------------------------------------------------------------------------------------
Net Assets                             $2.9 Billion                          $2.7 Billion
Net Asset Value Per Share                $13.28                                $13.10

-----------------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/14
-----------------------------------------------------------------------------------------
 1 YEAR                                  5 YEARS                                 10 YEARS
 5.43%                                    6.52%                                   5.52%

-----------------------------------------------------------------------------------------
  30-DAY SEC YIELD AS OF 7/31/14*                         EXPENSE RATIO AS OF 7/31/13**
-----------------------------------------------------------------------------------------
              2.77%                                                  0.58%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Calculated as prescribed by the Securities and Exchange Commission.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2013, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

================================================================================

                                                        INVESTMENT OVERVIEW |  5

================================================================================

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS - PERIODS ENDED JULY 31, 2014

        [CHART OF TOTAL RETURN, DIVIDEND RETURN & CHANGE IN SHARE PRICE]

--------------------------------------------------------------------------------
               TOTAL RETURN     =       DIVIDEND RETURN     +       PRICE CHANGE
--------------------------------------------------------------------------------
10 YEARS          5.52%         =            4.67%          +           0.85%
5 YEARS           6.52%         =            4.17%          +           2.35%
1 YEAR            5.43%         =            4.02%          +           1.41%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR ONE-YEAR PERIODS ENDED JULY 31, 2005 - JULY 31, 2014

-------------------------------------------------------------------------------
               TOTAL RETURN        DIVIDEND RETURN        CHANGE IN SHARE PRICE
-------------------------------------------------------------------------------
7/31/05            5.33%                4.68%                     0.65%
7/31/06            1.50%                4.75%                    -3.25%
7/31/07            5.09%                5.09%                     0.00%
7/31/08            4.37%                5.29%                    -0.92%
7/31/09            6.38%                5.96%                     0.42%
7/31/10           13.00%                5.24%                     7.76%
7/31/11            6.34%                4.23%                     2.11%
7/31/12            6.85%                3.94%                     2.91%
7/31/13            1.30%                3.51%                    -2.21%
7/31/14            5.43%                4.02%                     1.41%

                                   [END CHART]

   NOTE THE ROLE THAT DIVIDEND RETURNS PLAY IN THE FUND SHARES' TOTAL RETURN OVER TIME. WHILE SHARE PRICES TEND TO VARY, DIVIDEND RETURNS GENERALLY ARE A RELATIVELY STABLE COMPONENT OF TOTAL RETURNS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

================================================================================

6  | USAA INCOME FUND

================================================================================

                     o 12-MONTH DIVIDEND YIELD COMPARISON o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                                                                LIPPER CORPORATE
                               USAA INCOME                         DEBT FUNDS
                               FUND SHARES                       A RATED AVERAGE
7/31/2005                         4.58%                               3.94%
7/31/2006                         4.86%                               4.33%
7/31/2007                         5.04%                               4.54%
7/31/2008                         5.32%                               4.91%
7/31/2009                         5.43%                               4.97%
7/31/2010                         4.64%                               3.96%
7/31/2011                         4.01%                               3.53%
7/31/2012                         3.68%                               3.02%
7/31/2013                         3.62%                               2.83%
7/31/2014                         3.86%                               3.14%

                                   [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains, if any, distributed during the previous nine months. The graph represents data for periods ending 7/31/05 to 7/31/14.

The Lipper Corporate Debt Funds A Rated Average is the average performance level of all corporate A rated debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                     o CUMULATIVE PERFORMANCE COMPARISON o

                 [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                                           BARCLAYS U.S.
                            USAA INCOME            LIPPER A RATED         AGGREGATE BOND
                            FUND SHARES           BOND FUNDS INDEX            INDEX
 7/31/2004                  $10,000.00                $10,000.00            $10,000.00
 8/31/2004                   10,175.80                 10,187.97             10,190.75
 9/30/2004                   10,214.22                 10,220.88             10,218.40
10/31/2004                   10,300.73                 10,304.27             10,304.09
11/30/2004                   10,239.48                 10,241.86             10,221.90
12/31/2004                   10,339.14                 10,345.78             10,315.96
 1/31/2005                   10,409.18                 10,417.25             10,380.73
 2/28/2005                   10,364.81                 10,375.98             10,319.46
 3/31/2005                   10,327.23                 10,313.21             10,266.45
 4/30/2005                   10,471.22                 10,450.22             10,405.40
 5/31/2005                   10,571.96                 10,570.18             10,517.97
 6/30/2005                   10,621.21                 10,631.41             10,575.33
 7/31/2005                   10,533.44                 10,534.70             10,479.05
 8/31/2005                   10,683.32                 10,676.87             10,613.39
 9/30/2005                   10,587.11                 10,550.17             10,504.06
10/31/2005                   10,509.61                 10,452.65             10,420.93
11/30/2005                   10,549.21                 10,505.54             10,467.02
12/31/2005                   10,645.62                 10,607.43             10,566.54
 1/31/2006                   10,641.26                 10,601.61             10,567.13
 2/28/2006                   10,679.89                 10,640.85             10,602.21
 3/31/2006                   10,583.17                 10,520.25             10,498.17
 4/30/2006                   10,535.64                 10,478.04             10,479.14
 5/31/2006                   10,535.52                 10,473.25             10,467.96
 6/30/2006                   10,557.14                 10,480.52             10,490.15
 7/31/2006                   10,691.27                 10,619.03             10,632.00
 8/31/2006                   10,851.93                 10,788.20             10,794.75
 9/30/2006                   10,951.85                 10,883.28             10,889.58
10/31/2006                   11,031.61                 10,961.48             10,961.61
11/30/2006                   11,148.85                 11,094.16             11,088.78
12/31/2006                   11,088.79                 11,020.74             11,024.43
 1/31/2007                   11,091.70                 11,015.66             11,019.90
 2/28/2007                   11,271.07                 11,201.07             11,189.83
 3/31/2007                   11,259.96                 11,177.75             11,190.17
 4/30/2007                   11,296.23                 11,236.53             11,250.51
 5/31/2007                   11,193.96                 11,148.64             11,165.25
 6/30/2007                   11,149.19                 11,097.10             11,132.22
 7/31/2007                   11,235.53                 11,157.64             11,225.08
 8/31/2007                   11,359.05                 11,243.18             11,362.66
 9/30/2007                   11,432.04                 11,333.66             11,448.86
10/31/2007                   11,520.21                 11,418.23             11,551.70
11/30/2007                   11,671.21                 11,550.54             11,759.44
12/31/2007                   11,646.48                 11,522.37             11,792.47
 1/31/2008                   11,840.03                 11,669.20             11,990.56
 2/29/2008                   11,829.95                 11,637.24             12,007.20
 3/31/2008                   11,841.84                 11,579.98             12,048.17
 4/30/2008                   11,857.75                 11,622.78             12,022.99
 5/31/2008                   11,827.36                 11,545.87             11,934.83
 6/30/2008                   11,783.16                 11,505.42             11,925.18
 7/31/2008                   11,726.97                 11,415.34             11,915.46
 8/31/2008                   11,808.86                 11,447.55             12,028.54
 9/30/2008                   11,474.71                 11,063.27             11,866.98
10/31/2008                   10,842.89                 10,480.20             11,586.87
11/30/2008                   10,839.04                 10,589.50             11,964.02
12/31/2008                   11,059.44                 10,981.30             12,410.39
 1/31/2009                   11,052.99                 10,951.11             12,300.88
 2/28/2009                   11,036.19                 10,821.49             12,254.46
 3/31/2009                   11,207.59                 10,950.21             12,424.81
 4/30/2009                   11,466.64                 11,168.48             12,484.21
 5/31/2009                   11,918.03                 11,468.25             12,574.77
 6/30/2009                   12,137.03                 11,669.25             12,646.29
 7/31/2009                   12,474.83                 12,021.12             12,850.27
 8/31/2009                   12,773.71                 12,166.93             12,983.32
 9/30/2009                   13,010.54                 12,467.33             13,119.71
10/31/2009                   13,128.71                 12,568.42             13,184.49
11/30/2009                   13,304.45                 12,716.99             13,355.18
12/31/2009                   13,242.58                 12,598.42             13,146.42
 1/31/2010                   13,488.87                 12,805.53             13,347.25
 2/28/2010                   13,547.82                 12,842.58             13,397.09
 3/31/2010                   13,592.61                 12,891.02             13,380.62
 4/30/2010                   13,772.62                 13,078.36             13,519.91
 5/31/2010                   13,776.11                 13,079.10             13,633.67
 6/30/2010                   13,935.13                 13,295.56             13,847.47
 7/31/2010                   14,097.11                 13,467.08             13,995.21
 8/31/2010                   14,322.52                 13,704.31             14,175.29
 9/30/2010                   14,420.23                 13,746.14             14,190.40
10/31/2010                   14,509.63                 13,771.49             14,240.92
11/30/2010                   14,447.72                 13,682.55             14,159.07
12/31/2010                   14,322.17                 13,580.22             14,006.39
 1/31/2011                   14,373.27                 13,595.23             14,022.69
 2/28/2011                   14,441.18                 13,689.76             14,057.77
 3/31/2011                   14,483.46                 13,694.73             14,065.53
 4/30/2011                   14,655.95                 13,894.53             14,244.08
 5/31/2011                   14,816.72                 14,066.83             14,429.97
 6/30/2011                   14,783.02                 13,965.97             14,387.72
 7/31/2011                   14,991.47                 14,210.16             14,616.02
 8/31/2011                   15,087.47                 14,289.37             14,829.56
 9/30/2011                   15,078.72                 14,363.59             14,937.44
10/31/2011                   15,172.47                 14,485.84             14,953.49
11/30/2011                   15,142.74                 14,368.06             14,940.51
12/31/2011                   15,306.00                 14,565.70             15,104.72
 1/31/2012                   15,471.43                 14,795.16             15,237.35
 2/29/2012                   15,531.37                 14,856.25             15,233.85
 3/31/2012                   15,518.66                 14,757.74             15,150.38
 4/30/2012                   15,681.09                 14,943.55             15,318.35
 5/31/2012                   15,781.97                 15,094.54             15,456.95
 6/30/2012                   15,804.70                 15,122.29             15,463.01
 7/31/2012                   16,017.94                 15,459.44             15,676.30
 8/31/2012                   16,090.43                 15,494.89             15,686.54
 9/30/2012                   16,195.96                 15,528.79             15,708.13
10/31/2012                   16,316.61                 15,637.39             15,739.03
11/30/2012                   16,389.17                 15,660.92             15,763.86
12/31/2012                   16,377.76                 15,626.84             15,741.42
 1/31/2013                   16,379.26                 15,527.47             15,631.32
 2/28/2013                   16,498.60                 15,634.89             15,709.67
 3/31/2013                   16,546.47                 15,648.60             15,722.21
 4/30/2013                   16,752.20                 15,929.49             15,881.30
 5/31/2013                   16,511.66                 15,531.04             15,597.95
 6/30/2013                   16,151.44                 15,101.12             15,356.67
 7/31/2013                   16,225.60                 15,152.37             15,377.66
 8/31/2013                   16,124.85                 15,021.82             15,299.06
 9/30/2013                   16,261.38                 15,150.32             15,443.89
10/31/2013                   16,436.60                 15,370.17             15,568.76
11/30/2013                   16,419.39                 15,307.35             15,510.46
12/31/2013                   16,348.44                 15,245.52             15,422.81
 1/31/2014                   16,597.98                 15,613.81             15,650.69
 2/28/2014                   16,722.89                 15,776.75             15,733.90
 3/31/2014                   16,734.43                 15,817.19             15,707.11
 4/30/2014                   16,900.89                 16,002.23             15,839.65
 5/31/2014                   17,090.14                 16,227.75             16,019.99
 6/30/2014                   17,145.18                 16,273.01             16,028.27
 7/31/2014                   17,107.08                 16,263.00             15,988.07

                                   [END CHART]

                          Data from 7/31/04 to 7/31/14.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Income Fund Shares to the following benchmarks:

o The unmanaged Lipper A Rated Bond Funds Index tracks the total return performance of the 30 largest funds within the Lipper Corporate Debt Funds A Rated category.

o The unmanaged Barclays U.S. Aggregate Bond Index covers the U.S. investment-grade rated bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly into an index. The return information for the indexes does not reflect the deduction of any fees or expenses.

================================================================================

8  | USAA INCOME FUND

================================================================================

USAA INCOME FUND INSTITUTIONAL SHARES (INSTITUTIONAL SHARES)
(Ticker Symbol: UIINX)

----------------------------------------------------------------------------------
                                              7/31/14                    7/31/13
----------------------------------------------------------------------------------
Net Assets                                 $2.1 Billion               $1.8 Billion
Net Asset Value Per Share                     $13.28                      $13.09

----------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/14
----------------------------------------------------------------------------------
1 YEAR                      5 YEARS                     SINCE INCEPTION 8/01/08
5.63%                        6.69%                             6.67%

----------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 7/31/13*
----------------------------------------------------------------------------------

                                       0.47%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF
FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE
DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO
THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT
USAA.COM.

*The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2013, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies.
Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy
(USAA fund-of-funds).

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                     o 12-MONTH DIVIDEND YIELD COMPARISON o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]



                           USAA INCOME FUND                         LIPPER CORPORATE
                             INSTITUTIONAL                            DEBT FUNDS A
                                SHARES                               RATED AVERAGE
7/31/2010                        4.86%                                    3.96%
7/31/2011                        4.23%                                    3.53%
7/31/2012                        3.80%                                    3.02%
7/31/2013                        3.75%                                    2.83%
7/31/2014                        3.96%                                    3.14%

                                   [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains, if any, distributed during the previous nine months. The graph represents data for periods ending 7/31/10 to 7/31/14.

The Lipper Corporate Debt Funds A Rated Average is the average performance level of all corporate A rated debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

================================================================================

10  | USAA INCOME FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                 USAA INCOME FUND        LIPPER A RATED          BARCLAYS U.S.
               INSTITUTIONAL SHARES     BOND FUNDS INDEX     AGGREGATE BOND INDEX
 7/31/2008          $10,000.00             $10,000.00             $10,000.00
 8/31/2008           10,055.01              10,028.22              10,094.91
 9/30/2008            9,773.05               9,691.59               9,959.32
10/31/2008            9,237.79               9,180.80               9,724.23
11/30/2008            9,236.65               9,276.55              10,040.76
12/31/2008            9,427.63               9,619.78              10,415.37
 1/31/2009            9,415.64               9,593.33              10,323.47
 2/28/2009            9,411.92               9,479.78              10,284.50
 3/31/2009            9,560.51               9,592.54              10,427.47
 4/30/2009            9,783.97               9,783.75              10,477.33
 5/31/2009           10,171.39              10,046.35              10,553.32
 6/30/2009           10,360.57              10,222.43              10,613.35
 7/31/2009           10,652.16              10,530.67              10,784.54
 8/31/2009           10,900.47              10,658.41              10,896.20
 9/30/2009           11,105.20              10,921.56              11,010.66
10/31/2009           11,217.48              11,010.12              11,065.03
11/30/2009           11,370.44              11,140.26              11,208.28
12/31/2009           11,309.79              11,036.39              11,033.08
 1/31/2010           11,531.30              11,217.83              11,201.62
 2/28/2010           11,574.58              11,250.28              11,243.45
 3/31/2010           11,624.81              11,292.72              11,229.63
 4/30/2010           11,781.04              11,456.84              11,346.52
 5/31/2010           11,786.08              11,457.48              11,442.00
 6/30/2010           11,915.28              11,647.11              11,621.43
 7/31/2010           12,065.96              11,797.36              11,745.42
 8/31/2010           12,261.25              12,005.17              11,896.55
 9/30/2010           12,347.04              12,041.82              11,909.23
10/31/2010           12,425.80              12,064.03              11,951.63
11/30/2010           12,365.74              11,986.12              11,882.94
12/31/2010           12,261.04              11,896.47              11,754.80
 1/31/2011           12,316.56              11,909.62              11,768.48
 2/28/2011           12,377.14              11,992.42              11,797.92
 3/31/2011           12,406.22              11,996.78              11,804.44
 4/30/2011           12,556.24              12,171.81              11,954.28
 5/31/2011           12,705.90              12,322.75              12,110.29
 6/30/2011           12,669.48              12,234.39              12,074.83
 7/31/2011           12,850.45              12,448.30              12,266.44
 8/31/2011           12,945.08              12,517.70              12,445.65
 9/30/2011           12,938.91              12,582.71              12,536.18
10/31/2011           13,010.56              12,689.80              12,549.65
11/30/2011           12,996.48              12,586.63              12,538.76
12/31/2011           13,128.02              12,759.76              12,676.57
 1/31/2012           13,281.25              12,960.77              12,787.88
 2/29/2012           13,334.15              13,014.29              12,784.95
 3/31/2012           13,314.58              12,927.99              12,714.90
 4/30/2012           13,455.34              13,090.77              12,855.86
 5/31/2012           13,543.31              13,223.03              12,972.18
 6/30/2012           13,574.18              13,247.35              12,977.27
 7/31/2012           13,747.80              13,542.69              13,156.26
 8/31/2012           13,810.98              13,573.75              13,164.86
 9/30/2012           13,902.20              13,603.45              13,182.98
10/31/2012           14,009.00              13,698.58              13,208.91
11/30/2012           14,072.75              13,719.19              13,229.75
12/31/2012           14,075.26              13,689.34              13,210.92
 1/31/2013           14,067.78              13,602.29              13,118.52
 2/28/2013           14,171.56              13,696.39              13,184.27
 3/31/2013           14,224.22              13,708.41              13,194.80
 4/30/2013           14,391.52              13,954.47              13,328.31
 5/31/2013           14,196.33              13,605.42              13,090.51
 6/30/2013           13,877.48              13,228.80              12,888.02
 7/31/2013           13,943.43              13,273.70              12,905.64
 8/31/2013           13,858.26              13,159.34              12,839.67
 9/30/2013           13,977.33              13,271.90              12,961.22
10/31/2013           14,130.02              13,464.49              13,066.01
11/30/2013           14,116.77              13,409.46              13,017.09
12/31/2013           14,068.49              13,355.30              12,943.53
 1/31/2014           14,273.39              13,677.92              13,134.78
 2/28/2014           14,382.12              13,820.67              13,204.61
 3/31/2014           14,393.06              13,856.09              13,182.12
 4/30/2014           14,537.52              14,018.19              13,293.36
 5/31/2014           14,701.37              14,215.75              13,444.71
 6/30/2014           14,749.47              14,255.40              13,451.66
 7/31/2014           14,728.51              14,246.63              13,417.92

                                   [END CHART]

                          Data from 7/31/08 to 7/31/14.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Income Fund Institutional Shares to the Fund's benchmarks listed above (see page 8 for benchmark definitions).

*The performance of the Lipper A Rated Bond Funds Index and the Barclays U.S. Aggregate Bond Index is calculated from the end of the month, July 31, 2008, while the Institutional Shares' inception date is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees or expenses.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

USAA INCOME FUND ADVISER SHARES (ADVISER SHARES) (Ticker Symbol: UINCX)

--------------------------------------------------------------------------------
                                          7/31/14                   7/31/13
--------------------------------------------------------------------------------
Net Assets                             $42.5 Million             $5.9 Million
Net Asset Value Per Share                 $13.25                     $13.08

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/14
--------------------------------------------------------------------------------
     1 YEAR                                         SINCE INCEPTION 8/01/10
      5.11%                                                  4.66%

--------------------------------------------------------------------------------
                         30-DAY SEC YIELD AS OF 7/31/14*
--------------------------------------------------------------------------------
   UNSUBSIDIZED          2.20%                      SUBSIDIZED          2.39%

--------------------------------------------------------------------------------
                         EXPENSE RATIOS AS OF 7/31/13**
--------------------------------------------------------------------------------
   BEFORE REIMBURSEMENT        1.08%         AFTER REIMBURSEMENT        0.90%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Calculated as prescribed by the Securities and Exchange Commission.

**The expense ratios represent the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2013, and are calculated as a percentage of average net assets. USAA Asset Management Company (the Manager) has agreed, through December 1, 2014, to make payments or waive management, administration, and other fees so that the total annual operating expenses of the Adviser Shares (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.90% of the Adviser Shares' average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Manager at any time after December 1, 2014. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

================================================================================

12  | USAA INCOME FUND

================================================================================

                        o 12-MONTH DIVIDEND YIELD COMPARISON o

                    [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                                                      LIPPER CORPORATE
                        USAA INCOME FUND                DEBT FUNDS A
                         ADVISER SHARES                RATED AVERAGE
7/31/2012                     3.40%                         3.02%
7/31/2013                     3.31%                         2.83%
7/31/2014                     3.62%                         3.14%

                                   [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains, if any, distributed during the previous nine months. The graph represents data for periods ending 7/31/12 to 7/31/14.

The Lipper Corporate Debt Funds A Rated Average is the average performance level of all corporate A rated debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                        o CUMULATIVE PERFORMANCE COMPARISON o

                    [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                                     BARCLAYS U.S.
                      LIPPER A RATED         USAA INCOME FUND       AGGREGATE BOND
                     BOND FUNDS INDEX         ADVISER SHARES             INDEX
 7/31/2010              $10,000.00             $10,000.00              $10,000.00
 8/31/2010               10,176.15              10,162.09               10,128.67
 9/30/2010               10,207.22              10,236.32               10,139.47
10/31/2010               10,226.04              10,297.51               10,175.57
11/30/2010               10,160.00              10,243.44               10,117.09
12/31/2010               10,084.01              10,151.81               10,007.99
 1/31/2011               10,095.16              10,186.50               10,019.64
 2/28/2011               10,165.34              10,232.86               10,044.70
 3/31/2011               10,169.04              10,260.68               10,050.25
 4/30/2011               10,317.40              10,373.18               10,177.83
 5/31/2011               10,445.34              10,493.60               10,310.65
 6/30/2011               10,370.45              10,459.46               10,280.46
 7/31/2011               10,551.77              10,605.46               10,443.59
 8/31/2011               10,610.59              10,678.79               10,596.17
 9/30/2011               10,665.70              10,670.09               10,673.26
10/31/2011               10,756.47              10,725.79               10,684.72
11/30/2011               10,669.02              10,710.40               10,675.45
12/31/2011               10,815.78              10,814.83               10,792.78
 1/31/2012               10,986.16              10,938.11               10,887.55
 2/29/2012               11,031.53              10,978.09               10,885.05
 3/31/2012               10,958.38              10,958.31               10,825.41
 4/30/2012               11,096.35              11,070.64               10,945.43
 5/31/2012               11,208.47              11,139.03               11,044.46
 6/30/2012               11,229.08              11,160.94               11,048.79
 7/31/2012               11,479.42              11,300.09               11,201.19
 8/31/2012               11,505.75              11,348.41               11,208.51
 9/30/2012               11,530.92              11,419.79               11,223.94
10/31/2012               11,611.57              11,502.01               11,246.01
11/30/2012               11,629.03              11,550.18               11,263.76
12/31/2012               11,603.73              11,539.02               11,247.72
 1/31/2013               11,529.94              11,537.85               11,169.05
 2/28/2013               11,609.71              11,619.18               11,225.04
 3/31/2013               11,619.89              11,649.96               11,234.00
 4/30/2013               11,828.47              11,791.82               11,347.67
 5/31/2013               11,532.59              11,618.75               11,145.21
 6/30/2013               11,213.36              11,362.36               10,972.81
 7/31/2013               11,251.41              11,412.37               10,987.81
 8/31/2013               11,154.47              11,339.19               10,931.64
 9/30/2013               11,249.89              11,433.14               11,035.13
10/31/2013               11,413.14              11,553.80               11,124.35
11/30/2013               11,366.49              11,539.62               11,082.70
12/31/2013               11,320.58              11,486.42               11,020.07
 1/31/2014               11,594.05              11,650.77               11,182.90
 2/28/2014               11,715.05              11,745.73               11,242.36
 3/31/2014               11,745.08              11,751.25               11,223.21
 4/30/2014               11,882.48              11,857.24               11,317.91
 5/31/2014               12,049.94              11,988.67               11,446.77
 6/30/2014               12,083.55              12,025.10               11,452.69
 7/31/2014               12,076.11              11,995.29               11,423.96

                                   [END CHART]

                          Data from 7/31/10 to 7/31/14.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Income Fund Adviser Shares to the Fund's benchmarks listed above (see page 8 for benchmark definitions).

*The performance of the Lipper A Rated Bond Funds Index and the Barclays U.S. Aggregate Bond Index is calculated from the end of the month, July 31, 2010, while the Adviser Shares' inception date is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees or expenses.

================================================================================

14  | USAA INCOME FUND

================================================================================

                 o PORTFOLIO RATINGS MIX - 7/31/14 o

                 [PIE CHART OF PORTFOLIO RATINGS MIX]

BBB                                                              26.2%
A                                                                25.7%
AAA                                                              23.0%
AA                                                               16.6%
BELOW INVESTMENT-GRADE                                            8.2%
UNRATED                                                           0.3%

                             [END CHART]

This chart reflects the highest long-term rating from a Nationally Recognized Statistical Rating Organization (NRSRO), with the four highest long-term credit ratings labeled, in descending order of credit quality, AAA, AA, A, and BBB. These categories represent investment-grade quality. NRSRO ratings are shown because they provide an independent analysis of the credit quality of the Fund's investments. USAA Asset Management Company (the Manager) also performs its own fundamental credit analysis of each security. As part of its fundamental credit analysis, the Manager considers various criteria, including industry specific actions, peer comparisons, payment ranking, and structure specific characteristics. Any of the Fund's securities that are not rated by an NRSRO appear in the chart above as "Unrated," but these securities are analyzed and monitored by the Manager on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government are not rated but are treated as AAA for credit quality purposes.

Percentages are of the total market value of the Fund's investments.

You will find a complete list of securities that the Fund owns on pages 19-47.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

                              o TOP 10 HOLDINGS* o
                                  AS OF 7/31/14
                                (% of Net Assets)

                                                             COUPON RATE %       % OF NET ASSETS
                                                            -------------------------------------
U.S. Treasury Notes..................................          3.63%                 1.9%
U.S. Treasury Inflation-Indexed Notes................          2.38%                 1.4%
U.S. Treasury Notes..................................          3.50%                 1.2%
U.S. Treasury Notes..................................          2.63%                 1.1%
U.S. Treasury Bonds..................................          2.75%                 0.7%
U.S. Treasury Bonds..................................          3.88%                 0.7%
Electricite De France................................          5.25%                 0.6%
U.S. Treasury Notes..................................          2.63%                 0.5%
U.S. Treasury Notes..................................          2.00%                 0.5%
U.S. Treasury Bonds..................................          4.25%                 0.5%

*Excludes money market instruments.

                           o PORTFOLIO MIX - 7/31/14 o

                          [PIE CHART OF PORTFOLIO MIX]

CORPORATE OBLIGATIONS                                                      41.0%
EURODOLLAR AND YANKEE OBLIGATIONS                                          16.3%
U.S. TREASURY SECURITIES                                                   10.1%
COMMERCIAL MORTGAGE SECURITIES                                              9.9%
MUNICIPAL BONDS                                                             6.5%
MONEY MARKET INSTRUMENTS                                                    5.7%
ASSET-BACKED SECURITIES                                                     3.2%
U.S. GOVERNMENT AGENCY ISSUES                                               3.1%
PREFERRED STOCKS                                                            2.2%
COMMON STOCKS                                                               1.6%
FOREIGN GOVERNMENT OBLIGATIONS                                              0.7%

                                   [END CHART]

Percentages are of net assets of the Fund and may not equal 100%.

================================================================================

16  | USAA INCOME FUND

================================================================================

DISTRIBUTIONS TO SHAREHOLDERS

--------------------------------------------------------------------------------

The following federal tax information related to the Fund's fiscal year ended July 31, 2014, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2015.

With respect to distributions paid, the Regulated Investment Company Fund designates the following amounts (or, if subsequently determined to be different, the maximum amount allowable) for the fiscal year ended July 31, 2014:

  DIVIDEND RECEIVED               LONG-TERM
DEDUCTION (CORPORATE            CAPITAL GAIN          QUALIFIED INTEREST
  SHAREHOLDERS)(1)             DISTRIBUTIONS(2)           INCOME
--------------------------------------------------------------------------
      2.94%                     $14,994,000              $160,460,000
--------------------------------------------------------------------------

(1) Presented as a percentage of net investment income and short-term capital gain distributions paid, if any.

(2) Pursuant to Section 852 of the Internal Revenue Code.

For the fiscal year ended July 31, 2014, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates.

================================================================================

                                             DISTRIBUTIONS TO SHAREHOLDERS |  17

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA INCOME FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Income Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of July 31, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2014, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Income Fund at July 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
September 18, 2014

================================================================================

18  | USAA INCOME FUND

================================================================================

PORTFOLIO OF INVESTMENTS

July 31, 2014

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                           COUPON                         VALUE
(000)         SECURITY                                            RATE       MATURITY           (000)
-----------------------------------------------------------------------------------------------------
              CORPORATE OBLIGATIONS (41.0%)

              CONSUMER DISCRETIONARY (2.2%)
              -----------------------------
              APPAREL RETAIL (0.2%)
 $  10,000    L Brands, Inc.                                       5.63%     2/15/2022    $    10,550
                                                                                          -----------
              CABLE & SATELLITE (0.6%)
    10,000    NBCUniversal Enterprise, Inc.(a)                     1.97      4/15/2019          9,866
    10,000    NBCUniversal Media, LLC                              5.15      4/30/2020         11,389
    10,000    Time Warner Cable, Inc.                              6.75      7/01/2018         11,722
                                                                                          -----------
                                                                                               32,977
                                                                                          -----------
              CASINOS & GAMING (0.2%)
     3,000    International Game Technology                        7.50      6/15/2019          3,427
     5,000    Marina District Finance Co., Inc.                    9.88      8/15/2018          5,232
                                                                                          -----------
                                                                                                8,659
                                                                                          -----------
              CATALOG RETAIL (0.1%)
     4,000    QVC, Inc.                                            3.13      4/01/2019          4,047
                                                                                          -----------
              EDUCATION SERVICES (0.1%)
     6,080    Princeton Theological Seminary                       4.11      7/01/2023          6,288
                                                                                          -----------
              HOME FURNISHINGS (0.2%)
     4,848    Serta Simmons Holdings, LLC(b)                       4.25     10/01/2019          4,856
     4,142    Tempur Sealy International, Inc.(b)                  3.50      3/18/2020          4,138
                                                                                          -----------
                                                                                                8,994
                                                                                          -----------
              HOTELS, RESORTS & CRUISE LINES (0.1%)
     5,000    Hyatt Hotels Corp.                                   3.38      7/15/2023          4,869
                                                                                          -----------
              MOVIES & ENTERTAINMENT (0.1%)
     1,105    Metropolitan Opera Assoc., Inc.                      1.79     10/01/2017          1,128
     2,235    Metropolitan Opera Assoc., Inc.                      2.14     10/01/2018          2,252
     2,285    Metropolitan Opera Assoc., Inc.                      2.39     10/01/2019          2,318
                                                                                          -----------
                                                                                                5,698
                                                                                          -----------
              RESTAURANTS (0.3%)
    15,461    ARAMARK Holdings Corp.(b)                            3.25      9/07/2019         15,331
                                                                                          -----------
              SPECIALIZED CONSUMER SERVICES (0.1%)
     5,000    Hillenbrand, Inc.                                    5.50      7/15/2020          5,441
                                                                                          -----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                           COUPON                         VALUE
(000)         SECURITY                                            RATE       MATURITY           (000)
-----------------------------------------------------------------------------------------------------
              SPECIALTY STORES (0.2%)
 $   8,843    Harbor Freight Tools USA, Inc.(b)                    4.75%     7/26/2019    $     8,882
                                                                                          -----------
              Total Consumer Discretionary                                                    111,736
                                                                                          -----------
              CONSUMER STAPLES (1.7%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.1%)
     4,000    Bunge Ltd. Finance Co.                               8.50      6/15/2019          4,997
                                                                                          -----------
              DRUG RETAIL (0.4%)
     7,887    CVS Pass-Through Trust                               6.04     12/10/2028          9,088
     4,519    CVS Pass-Through Trust(a)                            7.51      1/10/2032          5,699
     4,702    CVS Pass-Through Trust(a)                            5.93      1/10/2034          5,404
                                                                                          -----------
                                                                                               20,191
                                                                                          -----------
              HYPERMARKETS & SUPER CENTERS (0.4%)
    20,000    Costco Wholesale Corp.                               1.70     12/15/2019         19,620
                                                                                          -----------
              PACKAGED FOODS & MEAT (0.5%)
     3,960    H.J. Heinz Co.(b)                                    3.50      6/05/2020          3,966
    10,000    Kraft Foods Group, Inc.                              3.50      6/06/2022         10,212
    10,000    Smucker (J.M.) Co.                                   3.50     10/15/2021         10,324
                                                                                          -----------
                                                                                               24,502
                                                                                          -----------
              PERSONAL PRODUCTS (0.1%)
     2,178    Prestige Brands, Inc.(b)                             3.75      1/31/2019          2,184
                                                                                          -----------
              SOFT DRINKS (0.1%)
     5,000    PepsiCo, Inc.                                        7.90     11/01/2018          6,188
                                                                                          -----------
              TOBACCO (0.1%)
     5,000    Lorillard Tobacco Co.                                2.30      8/21/2017          5,080
                                                                                          -----------
              Total Consumer Staples                                                           82,762
                                                                                          -----------
              ENERGY (6.2%)
              -------------
              COAL & CONSUMABLE FUELS (0.2%)
     5,000    Peabody Energy Corp.                                 6.00     11/15/2018          5,013
     4,000    Peabody Energy Corp.                                 6.50      9/15/2020          3,850
                                                                                          -----------
                                                                                                8,863
                                                                                          -----------
              INTEGRATED OIL & GAS (0.1%)
     5,000    Hess Corp.                                           8.13      2/15/2019          6,238
                                                                                          -----------
              OIL & GAS DRILLING (0.7%)
     3,000    Nabors Industries, Inc.                              9.25      1/15/2019          3,817
     7,000    Nabors Industries, Inc.                              4.63      9/15/2021          7,571
    10,000    Noble Holding International Ltd.                     4.90      8/01/2020         10,936

================================================================================

20  | USAA INCOME FUND

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                           COUPON                         VALUE
(000)         SECURITY                                            RATE       MATURITY           (000)
-----------------------------------------------------------------------------------------------------
 $   5,000    Rowan Companies, Inc.                                7.88%     8/01/2019    $     6,136
     5,000    Rowan Companies, Inc.                                4.88      6/01/2022          5,385
                                                                                          -----------
                                                                                               33,845
                                                                                          -----------
              OIL & GAS EQUIPMENT & SERVICES (0.4%)
     5,000    Baker Hughes, Inc.                                   7.50     11/15/2018          6,101
     5,000    Weatherford Bermuda                                  9.63      3/01/2019          6,501
     5,000    Weatherford Bermuda                                  4.50      4/15/2022          5,305
                                                                                          -----------
                                                                                               17,907
                                                                                          -----------
              OIL & GAS EXPLORATION & PRODUCTION (1.3%)
     5,000    Anadarko Petroleum Corp.                             5.95      9/15/2016          5,506
     5,000    Chesapeake Energy Corp.                              3.48(c)   4/15/2019          5,025
    10,000    Chesapeake Energy Corp.                              6.13      2/15/2021         10,900
     5,000    Denbury Resources, Inc.                              4.63      7/15/2023          4,700
     4,000    EQT Corp.                                            8.13      6/01/2019          4,958
     2,000    Forest Oil Corp.                                     7.25      6/15/2019          2,005
     3,000    Newfield Exploration Co.                             5.75      1/30/2022          3,285
     6,730    Newfield Exploration Co.                             5.63      7/01/2024          7,302
     5,000    Noble Energy, Inc.                                   8.25      3/01/2019          6,244
     5,000    QEP Resources, Inc.                                  6.88      3/01/2021          5,563
     5,000    Samson Investment Co.(b)                             5.00      9/25/2018          4,991
     5,000    WPX Energy, Inc.                                     5.25      1/15/2017          5,275
                                                                                          -----------
                                                                                               65,754
                                                                                          -----------
              OIL & GAS REFINING & MARKETING (0.1%)
     5,000    Valero Energy Corp.(d)                               9.38      3/15/2019          6,500
                                                                                          -----------
              OIL & GAS STORAGE & TRANSPORTATION (3.4%)
    10,000    Buckeye Partners, LP                                 2.65     11/15/2018         10,121
    15,000    DCP Midstream, LLC(a)                                5.85      5/21/2043         14,625
     4,000    Enbridge Energy Partners, LP                         8.05     10/01/2077          4,530
     3,000    Energy Transfer Partners, LP                         9.00      4/15/2019          3,808
     7,000    Energy Transfer Partners, LP                         5.20      2/01/2022          7,717
    20,010    Energy Transfer Partners, LP                         3.24(c)  11/01/2066         18,809
    10,000    Enterprise Products Operating, LLC(d)                6.30      9/15/2017         11,470
     5,000    Enterprise Products Operating, LLC                   3.90      2/15/2024          5,131
     5,000    Enterprise Products Operating, LLC                   7.03      1/15/2068          5,698
     5,000    NGPL PipeCo, LLC(a)                                  7.12     12/15/2017          5,063
    10,000    NuStar Logistics, LP                                 8.15      4/15/2018         11,525
     5,000    Oneok Partners, LP                                   8.63      3/01/2019          6,285
     5,000    Plains All American Pipeline, LP                     6.50      5/01/2018          5,813
     3,000    Plains All American Pipeline, LP                     8.75      5/01/2019          3,836
     5,000    Questar Pipeline Co.                                 5.83      2/01/2018          5,644
     7,000    Regency Energy Partners                              4.50     11/01/2023          6,703

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                           COUPON                         VALUE
(000)         SECURITY                                            RATE       MATURITY           (000)
-----------------------------------------------------------------------------------------------------
 $  10,000    Sabine Pass LNG, LP                                  7.50%    11/30/2016    $    10,950
    10,000    TC PipeLines, LP                                     4.65      6/15/2021         10,652
    10,000    Western Gas Partners, LP                             5.38      6/01/2021         11,257
    10,000    Williams Companies, Inc.                             4.55      6/24/2024          9,983
                                                                                          -----------
                                                                                              169,620
                                                                                          -----------
              Total Energy                                                                    308,727
                                                                                          -----------
              FINANCIALS (17.2%)
              ------------------
              ASSET MANAGEMENT & CUSTODY BANKS (1.1%)
    10,000    Ares Capital Corp.                                   4.88     11/30/2018         10,548
     5,000    Bank of New York Mellon                              2.40      1/17/2017          5,153
    10,000    Bank of New York Mellon                              1.30      1/25/2018          9,886
    10,000    Prospect Capital Corp.                               5.00      7/15/2019         10,394
    22,500    State Street Capital Trust IV                        1.23(c)   6/15/2037         19,575
                                                                                          -----------
                                                                                               55,556
                                                                                          -----------
              CONSUMER FINANCE (0.5%)
     3,000    Ally Financial, Inc.                                 4.63      6/26/2015          3,057
     5,000    Capital One Bank USA, N.A.                           3.38      2/15/2023          4,903
     5,000    Capital One Financial Corp.                          4.75      7/15/2021          5,518
    10,000    Capital One Financial Corp.                          3.75      4/24/2024         10,031
                                                                                          -----------
                                                                                               23,509
                                                                                          -----------
              DIVERSIFIED BANKS (0.4%)
     7,000    HSBC USA, Inc.                                       2.38      2/13/2015          7,076
    15,000    USB Realty Corp.(a)                                  1.38(c)           -(e)      13,875
                                                                                          -----------
                                                                                               20,951
                                                                                          -----------
              INVESTMENT BANKING & BROKERAGE (0.2%)
    10,000    Morgan Stanley                                       4.88     11/01/2022         10,665
                                                                                          -----------
              LIFE & HEALTH INSURANCE (2.2%)
    10,000    Forethought Financial Group(a)                       8.63      4/15/2021         11,395
    10,000    Lincoln National Corp.                               4.20      3/15/2022         10,628
     8,000    Lincoln National Corp.                               7.00      5/17/2066          8,255
    10,000    Metlife, Inc.                                        4.13      8/13/2042          9,737
    10,000    New York Life Global Funding(a)                      1.30      1/12/2015         10,040
     4,000    Ohio National Financial Services, Inc.(a)            6.38      4/30/2020          4,642
     5,000    Ohio National Financial Services, Inc.(a)            6.63      5/01/2031          6,056
    10,000    Primerica, Inc.                                      4.75      7/15/2022         10,881
    10,000    Prudential Financial, Inc.                           5.63      6/15/2043         10,750
     5,000    Prudential Holdings, LLC(a)                          7.25     12/18/2023          6,155
    15,700    StanCorp Financial Group, Inc.                       5.00      8/15/2022         16,723
     5,625    StanCorp Financial Group, Inc.                       6.90      6/01/2067          5,921
                                                                                          -----------
                                                                                              111,183
                                                                                          -----------

================================================================================

22  | USAA INCOME FUND

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                           COUPON                         VALUE
(000)         SECURITY                                            RATE       MATURITY           (000)
-----------------------------------------------------------------------------------------------------
              MULTI-LINE INSURANCE (1.4%)
 $  17,500    Genworth Holdings, Inc.                              6.15%    11/15/2066    $    15,969
    16,000    Glen Meadow Pass-Through Trust(a)                    6.51      2/12/2067         15,880
     5,000    HCC Insurance Holdings, Inc.                         6.30     11/15/2019          5,824
    10,000    Loews Corp.                                          2.63      5/15/2023          9,437
    10,000    MassMutual Global Funding II(a)                      3.60      4/09/2024         10,246
    14,505    Nationwide Mutual Insurance Co.(a)                   5.81(c)  12/15/2024         14,686
                                                                                          -----------
                                                                                               72,042
                                                                                          -----------
              MULTI-SECTOR HOLDINGS (0.5%)
     7,000    Berkshire Hathaway Finance Corp.                     4.85      1/15/2015          7,143
    10,000    Berkshire Hathaway Finance Corp.                     1.30      5/15/2018          9,861
     5,000    Lubrizol Corp.                                       8.88      2/01/2019          6,369
                                                                                          -----------
                                                                                               23,373
                                                                                          -----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (1.6%)
     6,000    Bank of America Corp.                                8.00              -(e)       6,633
     9,000    Bank of America Corp.                                4.00      4/01/2024          9,143
     5,000    Bank of America, N.A.                                6.10      6/15/2017          5,607
    10,000    Citigroup, Inc.                                      4.45      1/10/2017         10,729
    15,000    GECC/LJ VP Holdings, LLC(a)                          3.80      6/18/2019         16,022
     5,000    General Electric Capital Corp.                       6.25              -(e)       5,559
     9,000    General Electric Capital Corp.                       6.38     11/15/2067         10,039
     5,000    Icahn Enterprises, LP                                3.50      3/15/2017          4,988
     3,000    JPMorgan Chase & Co.                                 7.90              -(e)       3,319
     2,610    JPMorgan Chase Bank N.A.                             6.00     10/01/2017          2,948
     5,000    JPMorgan Chase Capital XXI                           1.17(c)   2/02/2037          4,363
                                                                                          -----------
                                                                                               79,350
                                                                                          -----------
              PROPERTY & CASUALTY INSURANCE (2.4%)
    15,000    ACE INA Holdings, Inc.                               3.35      5/15/2024         15,036
     2,000    Allstate Corp.                                       6.13      5/15/2037          2,148
     5,000    Allstate Corp.                                       5.75      8/15/2053          5,388
    10,000    AmTrust Financial Services, Inc.(a)                  6.13      8/15/2023         10,550
     1,000    Assured Guaranty U.S. Holdings, Inc.                 6.40     12/15/2066            928
    20,050    Chubb Corp.                                          6.38      3/29/2067         22,205
    10,000    Ironshore Holdings, Inc.(a)                          8.50      5/15/2020         11,820
    19,300    Oil Insurance Ltd.(a)                                3.22(c)           -(e)      17,949
    10,000    ProAssurance Corp.                                   5.30     11/15/2023         10,852
    14,538    Progressive Corp.                                    6.70      6/15/2067         16,064
     5,000    Travelers Companies, Inc.                            6.25      3/15/2037          5,400
                                                                                          -----------
                                                                                              118,340
                                                                                          -----------
              REGIONAL BANKS (2.1%)
     5,000    AmSouth Bancorp.                                     6.75     11/01/2025          5,783
     5,000    Fifth Third Bancorp                                  2.30      3/01/2019          5,000

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                           COUPON                         VALUE
(000)         SECURITY                                            RATE       MATURITY           (000)
-----------------------------------------------------------------------------------------------------
 $   3,500    First Maryland Capital Trust I                       1.23%(c)  1/15/2027    $     3,255
    10,000    First Niagara Financial Group, Inc.                  7.25     12/15/2021         11,436
    10,000    First Republic Bank                                  2.38      6/17/2019         10,028
    10,000    FirstMerit Corp.                                     4.35      2/04/2023         10,429
    10,000    MUFG Union Bank N.A.                                 2.25      5/06/2019         10,008
     7,000    PNC Bank N.A.                                        4.20     11/01/2025          7,376
     3,000    PNC Financial Services                               2.85     11/09/2022          2,918
    15,000    RBS Citizens Financial Group, Inc.(a)                4.15      9/28/2022         15,091
     6,021    Susquehanna Bancshares                               5.38      8/15/2022          6,343
    10,000    TCF National Bank                                    6.25      6/08/2022         10,681
     5,000    Webster Financial Corp.                              4.38      2/15/2024          5,067
                                                                                          -----------
                                                                                              103,415
                                                                                          -----------
              REINSURANCE (0.2%)
    10,000    Alterra Finance, LLC                                 6.25      9/30/2020         11,551
                                                                                          -----------
              REITs - DIVERSIFIED (0.3%)
     5,000    Liberty Property, LP                                 6.63     10/01/2017          5,687
    10,000    Washington REIT                                      3.95     10/15/2022          9,984
                                                                                          -----------
                                                                                               15,671
                                                                                          -----------
              REITs - HEALTH CARE (0.2%)
    10,000    Ventas Realty, LP                                    4.00      4/30/2019         10,711
                                                                                          -----------
              REITs - INDUSTRIAL (0.1%)
     5,000    ProLogis, LP                                         7.38     10/30/2019          6,133
                                                                                          -----------
              REITs - OFFICE (1.6%)
     5,000    Alexandria Real Estate Equities, Inc.                4.60      4/01/2022          5,272
    10,000    ARC Properties Operating Partnership(a)              3.00      2/06/2019          9,999
     5,000    BioMed Realty, LP                                    3.85      4/15/2016          5,226
     5,000    BioMed Realty, LP                                    6.13      4/15/2020          5,736
     8,034    Boston Properties, LP                                3.70     11/15/2018          8,534
    10,000    Boston Properties, LP                                5.88     10/15/2019         11,599
    10,000    Boston Properties, LP                                3.85      2/01/2023         10,328
    10,000    Columbia Property Trust Operating Partnership, LP    5.88      4/01/2018         10,470
     5,000    CommonWealth REIT                                    5.75     11/01/2015          5,149
     3,000    Mack-Cali Realty, LP                                 7.75      8/15/2019          3,540
     6,000    Reckson Operating Partnership, LP                    5.88      8/15/2014          6,008
                                                                                          -----------
                                                                                               81,861
                                                                                          -----------
              REITs - RESIDENTIAL (0.3%)
     5,000    AvalonBay Communities, Inc.                          3.63     10/01/2020          5,245
     7,000    UDR, Inc.                                            4.63      1/10/2022          7,574
                                                                                          -----------
                                                                                               12,819
                                                                                          -----------

================================================================================

24  | USAA INCOME FUND

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                           COUPON                         VALUE
(000)         SECURITY                                            RATE       MATURITY           (000)
-----------------------------------------------------------------------------------------------------
              REITs - RETAIL (0.8%)
  $  3,000    Federal Realty Investment Trust                      5.90%     4/01/2020    $     3,495
     7,000    Federal Realty Investment Trust                      3.00      8/01/2022          6,897
    10,000    Federal Realty Investment Trust                      2.75      6/01/2023          9,507
     5,000    National Retail Properties, Inc.                     6.88     10/15/2017          5,774
     2,000    Regency Centers, LP                                  6.00      6/15/2020          2,328
    10,000    Simon Property Group, LP                             4.13     12/01/2021         10,748
                                                                                          -----------
                                                                                               38,749
                                                                                          -----------
              REITs - SPECIALIZED (0.6%)
     5,000    Aviv Healthcare Properties, LP                       7.75      2/15/2019          5,275
    10,000    Crown Castle International Corp.                     5.25      1/15/2023         10,150
     4,000    EPR Properties                                       7.75      7/15/2020          4,871
    10,000    Health Care REIT, Inc.                               6.13      4/15/2020         11,583
                                                                                          -----------
                                                                                               31,879
                                                                                          -----------
              SPECIALIZED FINANCE (0.2%)
    10,000    National Rural Utilities Cooperative Finance Corp.   4.75      4/30/2043          9,981
                                                                                          -----------
              THRIFTS & MORTGAGE FINANCE (0.5%)
     5,000    Chittenden Corp.                                     0.91(c)   2/14/2017          4,964
    17,685    People's United Financial, Inc.                      3.65     12/06/2022         17,813
                                                                                          -----------
                                                                                               22,777
                                                                                          -----------
              Total Financials                                                                860,516
                                                                                          -----------
              HEALTH CARE (1.5%)
              ------------------
              HEALTH CARE EQUIPMENT (0.2%)
    10,000    Covidien International Finance S.A.                  2.95      6/15/2023          9,680
                                                                                          -----------
              HEALTH CARE FACILITIES (0.1%)
     5,000    HCA, Inc.                                            5.00      3/15/2024          4,975
                                                                                          -----------
              LIFE SCIENCES TOOLS & SERVICES (0.2%)
    10,065    Thermo Fisher Scientific                             3.60      8/15/2021         10,418
                                                                                          -----------
              PHARMACEUTICALS (1.0%)
    15,000    Abbvie, Inc.                                         1.75     11/06/2017         15,012
    10,000    Genentech, Inc.                                      4.75      7/15/2015         10,416
    20,000    Mallinckrodt International Finance S.A.              4.75      4/15/2023         18,550
     8,528    Valeant Pharmaceuticals International, Inc.(b)       3.75      2/13/2019          8,520
                                                                                          -----------
                                                                                               52,498
                                                                                          -----------
              Total Health Care                                                                77,571
                                                                                          -----------
              INDUSTRIALS (4.0%)
              ------------------
              AIRLINES (1.6%)
     1,786    America West Airlines, Inc. Pass-Through Trust       6.87      1/02/2017          1,889
     3,732    Continental Airlines, Inc. Pass-Through Trust        9.00      7/08/2016          4,170

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                           COUPON                         VALUE
(000)         SECURITY                                            RATE       MATURITY           (000)
-----------------------------------------------------------------------------------------------------
 $   2,853    Continental Airlines, Inc. Pass-Through Trust        5.50%    10/29/2020    $     2,982
     9,508    Continental Airlines, Inc. Pass-Through Trust        4.15      4/11/2024          9,924
     4,858    Continental Airlines, Inc. Pass-Through Trust        4.00     10/29/2024          4,955
    15,000    Hawaiian Airlines, Inc. Pass-Through Trust           3.90      1/15/2026         14,962
     5,000    United Airlines, Inc. Pass-Through Trust             4.30      8/15/2025          5,150
    20,000    United Airlines, Inc. Pass-Through Trust(f)          3.75      9/03/2026         20,050
     4,032    US Airways Group, Inc. Pass-Through Trust            6.25      4/22/2023          4,566
    10,000    US Airways Group, Inc. Pass-Through Trust            3.95     11/15/2025         10,188
                                                                                          -----------
                                                                                               78,836
                                                                                          -----------
              CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.6%)
    10,000    Caterpillar Financial Services, Corp.                1.25     11/06/2017          9,943
    10,000    CNH Industrial Capital, LLC                          3.88     11/01/2015         10,175
     6,500    CNH Industrial Capital, LLC(a)                       3.38      7/15/2019          6,378
     5,025    Terex Corp.(b)                                       3.50      4/28/2017          5,033
                                                                                          -----------
                                                                                               31,529
                                                                                          -----------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
     7,000    Eaton Corp.                                          2.75     11/02/2022          6,753
                                                                                          -----------
              INDUSTRIAL CONGLOMERATES (0.2%)
    10,000    Danaher Corp.(d)                                     5.63      1/15/2018         11,324
                                                                                          -----------
              INDUSTRIAL MACHINERY (0.2%)
     1,500    Ingersoll-Rand Co.                                   9.00      8/15/2021          1,929
     1,500    SPX Corp.                                            6.88      9/01/2017          1,646
     5,000    Stanley Black & Decker, Inc.                         5.75     12/15/2053          5,441
                                                                                          -----------
                                                                                                9,016
                                                                                          -----------
              RAILROADS (0.6%)
     8,000    Burlington Northern Santa Fe, LLC                    3.75      4/01/2024          8,244
    10,000    TTX Co.(a)                                           5.40      2/15/2016         10,518
     5,000    TTX Co.(a)                                           4.15      1/15/2024          5,169
     5,000    Union Pacific Corp.                                  7.88      1/15/2019          6,140
                                                                                          -----------
                                                                                               30,071
                                                                                          -----------
              TRADING COMPANIES & DISTRIBUTORS (0.5%)
    10,000    ILFC E-Capital Trust I(a)                            5.02(c)  12/21/2065          9,650
    10,000    United Rentals North America, Inc.                   5.75      7/15/2018         10,505
     4,000    United Rentals North America, Inc.                   6.13      6/15/2023          4,157
                                                                                          -----------
                                                                                               24,312
                                                                                          -----------
              TRUCKING (0.2%)
     5,000    J.B. Hunt Transport Services, Inc.                   3.85      3/15/2024          5,120
     5,000    Penske Truck Leasing Co., LP / PTL Finance Corp.(a)  3.38      3/15/2018          5,218
                                                                                          -----------
                                                                                               10,338
                                                                                          -----------
              Total Industrials                                                               202,179
                                                                                          -----------

================================================================================

26  | USAA INCOME FUND

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                           COUPON                         VALUE
(000)         SECURITY                                            RATE       MATURITY           (000)
-----------------------------------------------------------------------------------------------------
              INFORMATION TECHNOLOGY (0.6%)
              -----------------------------
              COMMUNICATIONS EQUIPMENT (0.2%)
 $   5,000    Cisco Systems, Inc.                                  2.90%     3/04/2021    $     5,059
     5,000    Harris Corp.                                         5.95     12/01/2017          5,616
                                                                                          -----------
                                                                                               10,675
                                                                                          -----------
              ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
     5,000    FLIR Systems, Inc.                                   3.75      9/01/2016          5,253
                                                                                          -----------
              HOME ENTERTAINMENT SOFTWARE (0.1%)
     4,238    Activision Blizzard, Inc.(b)                         3.25     10/12/2020          4,238
                                                                                          -----------
              IT CONSULTING & OTHER SERVICES (0.1%)
     5,000    IBM Corp.                                            7.63     10/15/2018          6,128
                                                                                          -----------
              TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (0.1%)
     4,963    Dell International, LLC(b)                           4.26      4/29/2020          4,962
                                                                                          -----------
              Total Information Technology                                                     31,256
                                                                                          -----------
              MATERIALS (1.8%)
              ----------------
              DIVERSIFIED CHEMICALS (0.3%)
    15,000    E.I. Du Pont De Nemours                              2.80      2/15/2023         14,565
                                                                                          -----------
              METAL & GLASS CONTAINERS (0.3%)
     3,000    Ball Corp.                                           5.00      3/15/2022          3,007
     3,883    Greif, Inc.                                          6.75      2/01/2017          4,242
     9,851    Reynolds Group Holdings, Inc.(b)                     4.00     12/01/2018          9,844
                                                                                          -----------
                                                                                               17,093
                                                                                          -----------
              PAPER PACKAGING (0.1%)
     5,000    Sealed Air Corp.(a)                                  6.88      7/15/2033          5,150
                                                                                          -----------
              PAPER PRODUCTS (0.1%)
     2,000    Clearwater Paper Corp.                               7.13     11/01/2018          2,103
     5,000    Mercer International, Inc.                           9.50     12/01/2017          5,325
                                                                                          -----------
                                                                                                7,428
                                                                                          -----------
              SPECIALTY CHEMICALS (0.5%)
     5,000    Cytec Industries, Inc.                               8.95      7/01/2017          6,002
    15,000    RPM International, Inc.(d)                           6.13     10/15/2019         17,149
                                                                                          -----------
                                                                                               23,151
                                                                                          -----------
              STEEL (0.5%)
     5,000    Allegheny Ludlum Corp.                               6.95     12/15/2025          5,683
     5,000    Allegheny Technologies, Inc.                         9.38      6/01/2019          6,209
    10,000    Allegheny Technologies, Inc.                         5.95      1/15/2021         11,050
                                                                                          -----------
                                                                                               22,942
                                                                                          -----------
              Total Materials                                                                  90,329
                                                                                          -----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                           COUPON                         VALUE
(000)         SECURITY                                            RATE       MATURITY           (000)
-----------------------------------------------------------------------------------------------------
              TELECOMMUNICATION SERVICES (1.2%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (1.1%)
 $  10,000    Centel Capital Corp.                                 9.00%    10/15/2019    $    12,081
    10,000    CenturyLink, Inc.                                    5.80      3/15/2022         10,300
     2,000    CenturyLink, Inc.                                    6.75     12/01/2023          2,177
     8,409    Frontier Communications Corp.                        7.88      1/15/2027          8,682
     5,000    Qwest Corp.                                          6.75     12/01/2021          5,757
    15,000    Verizon Communications, Inc.                         4.50      9/15/2020         16,351
                                                                                          -----------
                                                                                               55,348
                                                                                          -----------
              WIRELESS TELECOMMUNICATION SERVICES (0.1%)
     2,222    Cellco Partnership/Verizon Wireless                  8.50     11/15/2018          2,779
                                                                                          -----------
              Total Telecommunication Services                                                 58,127
                                                                                          -----------
              UTILITIES (4.6%)
              ----------------
              ELECTRIC UTILITIES (1.9%)
     5,000    Cleveland Electric Illuminating Co.                  8.88     11/15/2018          6,296
     3,500    Duquesne Light Holdings, Inc.(a)                     5.90     12/01/2021          4,072
     4,000    Entergy Arkansas, Inc.                               3.05      6/01/2023          3,945
       649    FPL Energy American Wind(a)                          6.64      6/20/2023            640
     5,000    Gulf Power Co.                                       4.90     10/01/2014          5,028
    10,000    IPALCO Enterprises, Inc.                             5.00      5/01/2018         10,575
     5,000    Nevada Power Co.                                     7.13      3/15/2019          6,069
     4,000    NextEra Energy Capital Holdings, Inc.                6.65      6/15/2067          4,088
     5,000    NextEra Energy Capital Holdings, Inc.                7.30      9/01/2067          5,501
     5,000    Oglethorpe Power Corp.                               6.10      3/15/2019          5,748
    20,000    PPL Capital Funding, Inc.                            6.70      3/30/2067         20,462
     5,000    South Carolina Electric & Gas Co.                    5.30      5/15/2033          5,796
    10,000    Southern California Edison Co.                       6.25              -(e)      10,899
     3,515    Tri-State General & Transport Association
               Pass-Through Trust(a)                               6.04      1/31/2018          3,747
                                                                                          -----------
                                                                                               92,866
                                                                                          -----------
              GAS UTILITIES (0.8%)
     8,000    AGL Capital Corp.                                    6.38      7/15/2016          8,788
     4,000    Atmos Energy Corp.                                   8.50      3/15/2019          5,074
    10,000    Florida Gas Transmission Co.(a)                      5.45      7/15/2020         11,171
    10,000    National Fuel Gas Co.                                4.90     12/01/2021         10,896
     5,000    Southern Star Central Gas Pipeline, Inc.(a)          6.00      6/01/2016          5,332
                                                                                          -----------
                                                                                               41,261
                                                                                          -----------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.4%)
     2,500    AES Corp.                                            3.23(c)   6/01/2019          2,494
     5,000    AES Corp.                                            4.88      5/15/2023          4,737

================================================================================

28  | USAA INCOME FUND

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                           COUPON                         VALUE
(000)         SECURITY                                            RATE       MATURITY           (000)
-----------------------------------------------------------------------------------------------------
 $  10,000    Monongahela Power Co.(a)                             4.10%     4/15/2024    $    10,556
                                                                                          -----------
                                                                                               17,787
                                                                                          -----------
              MULTI-UTILITIES (1.5%)
     5,000    Ameren Illinois Co.                                  9.75     11/15/2018          6,535
     5,000    Black Hills Corp.                                    5.88      7/15/2020          5,735
    10,000    Black Hills Corp.                                    4.25     11/30/2023         10,623
    10,492    Integrys Energy Group, Inc.                          6.11     12/01/2066         10,710
     5,000    Nisource Finance Corp.                              10.75      3/15/2016          5,657
     5,000    Northwestern Corp.                                   6.34      4/01/2019          5,823
    10,000    Puget Sound Energy, Inc.                             6.97      6/01/2067         10,558
    20,000    Wisconsin Energy Corp.                               6.25      5/15/2067         20,616
                                                                                          -----------
                                                                                               76,257
                                                                                          -----------
              Total Utilities                                                                 228,171
                                                                                          -----------
              Total Corporate Obligations (cost: $1,928,918)                                2,051,374
                                                                                          -----------

              EURODOLLAR AND YANKEE OBLIGATIONS (16.3%)

              CONSUMER DISCRETIONARY (0.8%)
              -----------------------------
              AUTOMOBILE MANUFACTURERS (0.6%)
    10,000    American Honda Finance Corp.(a)                      7.63     10/01/2018         12,215
     5,000    Daimler Finance N.A., LLC(a)                         1.65      4/10/2015          5,042
     5,000    Daimler Finance N.A., LLC(a)                         1.88      1/11/2018          5,033
     5,000    Daimler Finance N.A., LLC(a)                         2.25      7/31/2019          4,999
                                                                                          -----------
                                                                                               27,289
                                                                                          -----------
              PUBLISHING (0.2%)
    10,000    Pearson Funding Four plc(a)                          3.75      5/08/2022         10,046
                                                                                          -----------
              Total Consumer Discretionary                                                     37,335
                                                                                          -----------
              CONSUMER STAPLES (0.5%)
              -----------------------
              DISTILLERS & VINTNERS (0.2%)
    10,000    Pernod Ricard S.A.(a)                                4.25      7/15/2022         10,466
                                                                                          -----------
              PACKAGED FOODS & MEAT (0.3%)
     4,712    JBS S.A.                                            10.50      8/04/2016          5,384
    10,000    Kerry Group Financial Services(a)                    3.20      4/09/2023          9,645
                                                                                          -----------
                                                                                               15,029
                                                                                          -----------
              Total Consumer Staples                                                           25,495
                                                                                          -----------
              ENERGY (1.4%)
              -------------
              INTEGRATED OIL & GAS (0.7%)
    10,000    BP Capital Markets plc                               1.63      8/17/2017         10,042
     4,000    Husky Energy, Inc.                                   7.25     12/15/2019          4,922

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                           COUPON                         VALUE
(000)         SECURITY                                            RATE       MATURITY           (000)
-----------------------------------------------------------------------------------------------------
 $  10,000    Petrobras Global Finance                             3.00%     1/15/2019    $     9,788
    10,000    Shell International Finance                          3.63      8/21/2042          9,170
                                                                                          -----------
                                                                                               33,922
                                                                                          -----------
              OIL & GAS EXPLORATION & PRODUCTION (0.3%)
     3,500    Talisman Energy, Inc.                                7.75      6/01/2019          4,312
    10,000    Woodside Finance Ltd.(a)                             8.75      3/01/2019         12,619
                                                                                          -----------
                                                                                               16,931
                                                                                          -----------
              OIL & GAS REFINING & MARKETING (0.1%)
     5,000    GS Caltex Corp.(a)                                   5.50     10/15/2015          5,244
                                                                                          -----------
              OIL & GAS STORAGE & TRANSPORTATION (0.3%)
    14,124    Trans-Canada Pipelines Ltd.                          6.35      5/15/2067         14,753
                                                                                          -----------
              Total Energy                                                                     70,850
                                                                                          -----------
              FINANCIALS (7.4%)
              -----------------
              DIVERSIFIED BANKS (4.7%)
     5,000    Abbey National Treasury Services plc                 4.00      3/13/2024          5,140
     6,000    Banco Santander Chile(a)                             5.38     12/09/2014          6,095
     4,000    Banco Santander Chile(a)                             1.13(c)   4/11/2017          4,003
    10,000    Bank of Montreal(a)                                  2.85      6/09/2015         10,212
    10,000    Bank of Montreal                                     2.50      1/11/2017         10,339
    10,000    Bank of Nova Scotia                                  1.85      1/12/2015         10,070
     5,000    Barclays Bank plc(a)                                 6.05     12/04/2017          5,645
    10,000    BBVA Bancomer S.A. Texas Agency(a)                   4.38      4/10/2024         10,225
     5,000    BNP Paribas(a)                                       7.20              -(e)       5,794
     4,479    Canadian Imperial Bank(a)                            7.26      4/10/2032          5,411
     5,000    Caribbean Development Bank(a)                        4.38     11/09/2027          5,027
    10,000    Commonwealth Bank of Australia                       1.95      3/16/2015         10,103
    15,000    DNB Bank ASA(a)                                      3.20      4/03/2017         15,719
    10,000    DNB Boligkreditt AS(a)                               2.90      3/29/2016         10,357
     5,000    HBOS plc(a)                                          6.75      5/21/2018          5,724
    25,000    HSBC Bank plc                                        0.69(c)           -(e)      17,344
     5,000    National Australia Bank Ltd.                         2.00      3/09/2015          5,051
     5,000    National Australia Bank Ltd.                         3.00      1/20/2023          4,886
     5,000    Nordea Bank AB(a)                                    2.25      3/20/2015          5,062
    10,000    Rabobank Nederland                                   3.38      1/19/2017         10,547
    10,000    Rabobank Nederland                                   3.88      2/08/2022         10,597
    10,000    Rabobank Nederland                                   3.95     11/09/2022         10,097
    10,000    Royal Bank of Canada                                 0.94(c)  10/30/2014         10,016
     5,000    Royal Bank of Scotland Group plc                     6.13     12/15/2022          5,396
    10,000    Santander UK plc(a)                                  5.00     11/07/2023         10,756
     4,355    Standard Chartered Bank(a)                           6.40      9/26/2017          4,912

================================================================================

30  | USAA INCOME FUND

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                           COUPON                         VALUE
(000)         SECURITY                                            RATE       MATURITY           (000)
-----------------------------------------------------------------------------------------------------
$   10,000    Swedbank AB(a)                                       1.75%     3/12/2018    $     9,983
    10,000    Westpac Banking Corp.(a)                             2.45     11/28/2016         10,340
                                                                                          -----------
                                                                                              234,851
                                                                                          -----------
              DIVERSIFIED CAPITAL MARKETS (0.3%)
     4,000    Credit Suisse Guernsey(a)                            1.63      3/06/2015          4,029
    10,000    UBS AG London(a)                                     1.88      1/23/2015         10,070
                                                                                          -----------
                                                                                               14,099
                                                                                          -----------
              LIFE & HEALTH INSURANCE (0.2%)
    10,000    Great-West Life & Annuity Insurance Capital, LP(a)   7.15      5/16/2046         10,450
                                                                                          -----------
              MULTI-LINE INSURANCE (0.4%)
    19,072    ZFS Finance USA Trust II(a)                          6.45     12/15/2065         20,645
                                                                                          -----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.8%)
    15,000    ING Bank N.V.(a)                                     3.75      3/07/2017         15,889
     5,000    ING Capital Funding Trust III                        3.83(c)           -(e)       5,013
    20,000    KFW                                                  0.30(c)   3/13/2015         20,012
                                                                                          -----------
                                                                                               40,914
                                                                                          -----------
              PROPERTY & CASUALTY INSURANCE (0.6%)
    20,000    QBE Capital Funding III Ltd.(a)                      7.25      5/24/2041         21,679
     5,000    XL Group plc                                         6.50              -(e)       4,913
                                                                                          -----------
                                                                                               26,592
                                                                                          -----------
              REGIONAL BANKS (0.0%)
     5,000    Kaupthing Bank hf, acquired 6/22/2006;
               cost $4,942(a),(g),(h),(i)                          7.13      5/19/2016              -
                                                                                          -----------
              REINSURANCE (0.3%)
    15,000    Swiss Re Capital I, LP(a)                            6.85              -(e)      16,012
                                                                                          -----------
              REITs - RESIDENTIAL (0.1%)
     5,000    Deutsche Annington Finance BV(a)                     3.20     10/02/2017          5,152
                                                                                          -----------
              Total Financials                                                                368,715
                                                                                          -----------
              GOVERNMENT (0.3%)
              -----------------
              FOREIGN GOVERNMENT (0.3%)
    15,000    Region of Lombardy(d)                                5.80     10/25/2032         15,997
                                                                                          -----------
              HEALTH CARE (0.1%)
              ------------------
              PHARMACEUTICALS (0.1%)
     3,444    Roche Holdings, Inc.(a)                              6.00      3/01/2019          4,025
                                                                                          -----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                           COUPON                         VALUE
(000)         SECURITY                                            RATE       MATURITY           (000)
-----------------------------------------------------------------------------------------------------
              INDUSTRIALS (2.0%)
              ------------------
              AIR FREIGHT & LOGISTICS (0.3%)
$   15,000    Sydney Airport Finance Co. Pty. Ltd.(a)              3.90%     3/22/2023    $    15,251
                                                                                          -----------
              AIRLINES (1.0%)
    15,008    Air Canada Pass-Through Trust(a)                     4.13      5/15/2025         15,271
    19,845    British Airways Pass-Through Trust(a)                4.63      6/20/2024         21,135
     4,566    Virgin Australia Trust(a)                            6.00     10/23/2020          4,783
     9,305    Virgin Australia Trust(a)                            5.00     10/23/2023          9,887
                                                                                          -----------
                                                                                               51,076
                                                                                          -----------
              AIRPORT SERVICES (0.2%)
    10,000    Heathrow Funding Ltd.(a)                             4.88      7/15/2021         10,889
                                                                                          -----------
              INDUSTRIAL CONGLOMERATES (0.5%)
    10,000    Hutchison Whampoa International Ltd.(a)              2.00     11/08/2017         10,101
     5,000    Hutchison Whampoa International Ltd.(a)              4.63      1/13/2022          5,397
     7,000    Smiths Group plc(a)                                  3.63     10/12/2022          6,924
                                                                                          -----------
                                                                                               22,422
                                                                                          -----------
              Total Industrials                                                                99,638
                                                                                          -----------
              MATERIALS (3.0%)
              ----------------
              COMMODITY CHEMICALS (0.2%)
    10,000    Braskem Finance Ltd.                                 6.45      2/03/2024         10,522
                                                                                          -----------
              CONSTRUCTION MATERIALS (0.5%)
    10,000    CRH America, Inc.                                    6.00      9/30/2016         11,014
    10,000    Holcim US Finance S.a r.l. & Cie S.C.S.(a)           6.00     12/30/2019         11,550
     2,000    Lafarge SA(a)                                        6.20      7/09/2015          2,090
                                                                                          -----------
                                                                                               24,654
                                                                                          -----------
              DIVERSIFIED METALS & MINING (0.7%)
     5,000    Anglo American Capital plc(a)                        2.63      9/27/2017          5,117
     2,034    Glencore Canada Corp.                                5.38      6/01/2015          2,107
     3,000    Glencore Canada Corp.                                6.00     10/15/2015          3,174
     5,000    Glencore Finance Canada Ltd.(a)                      2.85     11/10/2014          5,028
    10,000    Glencore Funding, LLC(a)                             2.50      1/15/2019          9,924
     5,000    Rio Tinto Finance (USA) Ltd.                         9.00      5/01/2019          6,503
                                                                                          -----------
                                                                                               31,853
                                                                                          -----------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.2%)
     8,000    Yara International ASA(a)                            5.25     12/15/2014          8,135
     2,000    Yara International ASA(a)                            7.88      6/11/2019          2,424
                                                                                          -----------
                                                                                               10,559
                                                                                          -----------

================================================================================

32  | USAA INCOME FUND

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                           COUPON                         VALUE
(000)(o)      SECURITY                                            RATE       MATURITY           (000)
-----------------------------------------------------------------------------------------------------
              GOLD (0.8%)
$   10,000    Barrick NA Finance, LLC                              6.80%     9/15/2018    $    11,695
    20,000    Goldcorp, Inc.                                       3.70      3/15/2023         19,693
    10,000    Kinross Gold Corp.(a)                                5.95      3/15/2024         10,215
                                                                                          -----------
                                                                                               41,603
                                                                                          -----------
              PRECIOUS METALS & MINERALS (0.2%)
    10,000    Fresnillo plc(a)                                     5.50     11/13/2023         10,575
                                                                                          -----------
              STEEL (0.4%)
     5,000    ArcelorMittal                                        9.50      2/15/2015          5,195
    10,000    ArcelorMittal                                        6.75      2/25/2022         10,875
     5,000    Vale Overseas Ltd.                                   4.38      1/11/2022          5,121
                                                                                          -----------
                                                                                               21,191
                                                                                          -----------
              Total Materials                                                                 150,957
                                                                                          -----------
              UTILITIES (0.8%)
              ----------------
              ELECTRIC UTILITIES (0.6%)
    30,000    Electricite De France S.A.(a)                        5.25              -(e)      30,559
                                                                                          -----------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
    10,200    Transalta Corp.                                      6.65      5/15/2018         11,472
                                                                                          -----------
              Total Utilities                                                                  42,031
                                                                                          -----------
              Total Eurodollar and Yankee Obligations (cost: $776,457)                        815,043
                                                                                          -----------

              FOREIGN GOVERNMENT OBLIGATIONS (0.7%)
CAD 15,000    Province of Alberta                                  2.55     12/15/2022         13,718
CAD 20,000    Province of Ontario                                  2.85      6/02/2023         18,315
                                                                                          -----------
              Total Foreign Government Obligations (cost: $34,610)                             32,033
                                                                                          -----------
              ASSET-BACKED SECURITIES (3.2%)

              ASSET-BACKED FINANCING (3.2%)
     2,275    Access Group, Inc.                                   0.49(c)   4/25/2029          2,256
     2,865    ACS Pass Through Trust(a)                            0.46(c)   6/14/2037          2,808
    10,000    AESOP Funding II, LLC(a)                             3.41     11/20/2017         10,433
     1,435    AmeriCredit Automobile Receivables Trust             2.76      5/09/2016          1,441
     6,000    AmeriCredit Automobile Receivables Trust             4.20     11/08/2016          6,129
     1,226    Ari Fleet Lease Trust(a)                             0.70(c)   3/15/2020          1,226
     3,318    ARL First, LLC(a)                                    1.90(c)  12/15/2042          3,402
     7,193    Arran Residential Mortgages Funding plc(a)           1.68(c)  11/19/2047          7,270
     1,292    Centre Point Funding, LLC(a)                         5.43      7/20/2016          1,318
       740    CIT Equipment Collateral(a)                          1.10      8/22/2016            741
     2,000    CIT Equipment Collateral(a)                          1.69      8/22/2016          2,007

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                           COUPON                         VALUE
(000)         SECURITY                                            RATE       MATURITY           (000)
-----------------------------------------------------------------------------------------------------
$    5,000    Citibank Credit Card Issuance Trust                  5.10%    11/20/2017    $     5,290
     2,000    Citibank Credit Card Issuance Trust                  5.35      2/07/2020          2,255
     5,000    Credit Acceptance Auto Loan Trust(a)                 2.29      4/15/2022          5,024
     7,000    Element Rail Leasing I, LLC(a)                       3.67      4/19/2044          7,068
       396    Enterprise Fleet Financing, LLC(a)                   1.62      5/20/2017            396
     1,429    Enterprise Fleet Financing, LLC(a)                   1.14     11/20/2017          1,431
    10,000    Exeter Automobile Receivables Trust(a)               2.42      1/15/2019         10,057
     5,000    Exeter Automobile Receivables Trust(a)               2.17      5/15/2019          4,977
     7,351    Gracechurch Mortgage Financing plc(a)                1.78(c)  11/20/2056          7,402
    10,000    Hertz Vehicle Financing, LLC(a)                      5.93      3/25/2016         10,189
     2,950    Holmes Master Issuer plc(a)                          1.78(c)  10/15/2054          2,965
    20,000    Louisiana Environmental Facilities and
               Community Dev.(f)                                   3.24      8/01/2028         19,800
    15,000    Permanent Master Issuer plc(a)                       1.78(c)   7/15/2042         15,045
     4,150    Rental Car Finance Corp.(a)                          4.38      2/25/2016          4,201
     3,174    SLM Student Loan Trust                               0.78(c)  10/25/2038          2,912
     8,170    SLM Student Loan Trust                               0.46(c)   1/25/2041          7,218
    10,000    Trip Rail Master Funding, LLC(a)                     4.09      4/15/2044         10,053
       976    Wheels SPV, LLC(a)                                   1.19      3/20/2021            977
     2,000    Wheels SPV, LLC(a)                                   1.53      3/20/2021          2,019
                                                                                          -----------
                                                                                              158,310
                                                                                          -----------
              Total Asset-Backed Securities (cost: $155,191)                                  158,310
                                                                                          -----------

              COMMERCIAL MORTGAGE SECURITIES (9.9%)

              COMMERCIAL MORTGAGE-BACKED SECURITIES (9.2%)
     5,125    Banc of America Commercial Mortgage, Inc.            5.29     11/10/2042          5,242
     4,000    Banc of America Commercial Mortgage, Inc.(a)         5.34      7/10/2043          4,049
     5,000    Banc of America Commercial Mortgage, Inc.            5.85      7/10/2044          5,292
     2,610    Banc of America Commercial Mortgage, Inc.            5.71      5/10/2045          2,656
     7,000    Banc of America Commercial Mortgage, Inc.            5.14     10/10/2045          7,295
     2,253    Bear Stearns Commercial Mortgage Securities, Inc.    5.43      3/11/2039          2,266
     8,000    Bear Stearns Commercial Mortgage Securities, Inc.    4.99      9/11/2042          8,289
     8,765    CD Commercial Mortgage Trust                         5.23      7/15/2044          9,088
     2,500    Citigroup Commercial Mortgage Trust(f),(h)           3.62      7/10/2047          2,575
     4,000    Citigroup Commercial Mortgage Trust(f),(h)           3.86      7/10/2047          4,120
    11,548    Commercial Mortgage Trust                            5.12      6/10/2044         11,880
     8,600    Commercial Mortgage Trust                            3.25     10/15/2045          8,536
     5,925    Commercial Mortgage Trust(a)                         3.42     10/15/2045          5,964
     6,000    Commercial Mortgage Trust                            2.77     12/10/2045          5,854
     4,000    Commercial Mortgage Trust                            3.61      6/10/2046          4,122
    10,000    Commercial Mortgage Trust                            5.35     12/10/2046         10,830
     3,000    Credit Suisse Commercial Mortgage Trust              5.46      2/15/2039          3,169
     6,750    Credit Suisse First Boston Mortgage Securities Corp. 0.40      4/15/2037          6,562

================================================================================

34  | USAA INCOME FUND

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                           COUPON                         VALUE
(000)         SECURITY                                            RATE       MATURITY           (000)
-----------------------------------------------------------------------------------------------------
$    8,700    Credit Suisse First Boston Mortgage Securities Corp. 5.10%     8/15/2038    $     9,048
     7,888    Credit Suisse First Boston Mortgage Securities Corp. 5.23     12/15/2040          8,205
     5,000    GE Capital Commercial Mortgage Corp.                 5.28      3/10/2044          5,050
     4,000    GE Capital Commercial Mortgage Corp.                 5.07      7/10/2045          4,155
    10,000    GE Capital Commercial Mortgage Corp.                 5.61     12/10/2049         10,579
     7,000    GMAC Commercial Mortgage Securities, Inc.            5.28     11/10/2045          7,327
    10,000    GS Mortgage Securities Corp. II                      5.57      4/10/2038         10,389
    13,500    GS Mortgage Securities Corp. II                      5.60      4/10/2038         14,331
     1,000    GS Mortgage Securities Corp. II                      5.53      8/10/2038          1,000
     3,000    GS Mortgage Securities Corp. II                      5.84      8/10/2038          2,997
    10,264    GS Mortgage Securities Corp. II                      4.78      7/10/2039         10,474
     6,000    GS Mortgage Securities Corp. II                      3.21      5/10/2045          6,252
     5,000    GS Mortgage Securities Corp. II                      3.38      5/10/2045          5,157
     5,000    GS Mortgage Securities Trust                         3.28      2/10/2046          4,957
     5,000    GS Mortgage Securities Trust(a)                      3.68      2/10/2046          5,013
     5,000    GS Mortgage Securities Trust                         4.24      8/10/2046          5,387
     5,000    J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                    4.84      7/15/2042          5,151
     6,000    J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                    5.00     10/15/2042          6,248
     6,000    J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                    5.04     10/15/2042          6,149
     2,488    J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                    5.49      4/15/2043          2,524
     2,588    J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                    5.81      6/12/2043          2,774
    15,000    J.P. Morgan Chase Commercial Mortgage
                Securities Corp.(a)                                5.51     11/15/2043         16,938
    10,000    J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                    5.24     12/15/2044         10,407
     2,509    J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                    5.87      4/15/2045          2,572
     5,697    J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                    4.82      5/15/2045          6,211
     4,000    J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                    5.48      5/15/2045          4,252
    10,000    J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                    4.27      6/15/2045         10,709
     9,000    J.P. Morgan Chase Commercial Mortgage
               Securities Trust                                    4.44      2/15/2047          9,609
    10,000    J.P. Morgan Chase Commercial Mortgage
               Securities Trust                                    5.37      5/15/2047         10,506
     6,846    LB-UBS Commercial Mortgage Trust                     4.95      9/15/2030          7,022
     5,000    LB-UBS Commercial Mortgage Trust                     5.38     11/15/2038          5,394

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  35

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                           COUPON                         VALUE
(000)         SECURITY                                            RATE       MATURITY           (000)
-----------------------------------------------------------------------------------------------------
$    2,250    LB-UBS Commercial Mortgage Trust                     5.34%     9/15/2039    $     2,310
     9,450    LB-UBS Commercial Mortgage Trust                     5.32     11/15/2040          9,870
     1,372    Merrill Lynch Mortgage Trust                         5.02      7/12/2038          1,386
    10,643    Merrill Lynch Mortgage Trust                         5.14      7/12/2038         11,101
     2,189    Morgan Stanley Capital I, Inc.                       5.80      8/12/2041          2,230
     3,301    Morgan Stanley Capital I, Inc.                       5.17      1/14/2042          3,336
     8,499    Morgan Stanley Capital I, Inc.                       5.37     12/15/2043          9,209
     2,750    Morgan Stanley Capital I, Inc.(a)                    5.20      6/15/2044          3,076
     3,000    Morgan Stanley Capital I, Inc.                       3.77      3/15/2045          3,103
       855    Morgan Stanley Capital I, Inc.                       5.17     10/12/2052            860
     5,000    Timberstar Trust(a)                                  5.88     10/15/2036          5,355
     8,000    UBS Commercial Mortgage Trust                        4.17      5/10/2045          8,455
    15,000    UBS Commercial Mortgage Trust                        4.82      5/10/2045         16,224
     2,313    UBS-Barclays Commercial Mortgage Trust(a)            4.18      5/10/2063          2,414
     3,084    Wachovia Bank Commercial Mortgage Trust              4.85     10/15/2041          3,105
     9,602    Wachovia Bank Commercial Mortgage Trust              5.08      3/15/2042          9,711
     1,007    Wachovia Bank Commercial Mortgage Trust              4.81      4/15/2042          1,015
     4,547    Wachovia Bank Commercial Mortgage Trust              5.57     10/15/2048          4,912
     1,500    WF-RBS Commercial Mortgage Trust(a)                  5.25      6/15/2044          1,678
     5,000    WF-RBS Commercial Mortgage Trust                     3.35      5/15/2045          4,963
    10,000    WF-RBS Commercial Mortgage Trust                     4.09      6/15/2045         10,537
    20,000    WF-RBS Commercial Mortgage Trust                     3.65     12/15/2046         20,872
                                                                                          -----------
                                                                                              460,298
                                                                                          -----------
              INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.7%)
    47,425    Commercial Mortgage Pass-Through Certificates,
               acquired 5/22/2012; cost $6,574(g)                  2.21      5/15/2045          5,286
    73,254    Commercial Mortgage Trust, acquired 11/06/2012;
               cost $9,820(g)                                      1.99     10/15/2045          8,056
    39,642    GS Mortgage Securities Corp. II, acquired 5/18/2012;
               cost $6,057(g)                                      2.58      5/10/2045          4,806
   190,667    GS Mortgage Securities Trust X1, acquired 6/27/2013;
               cost $4,998(a),(g)                                  0.21      5/03/2032          4,815
    62,524    UBS Commercial Mortgage Trust, acquired 9/26/2012;
               cost $9,633(a),(g)                                  2.30      5/10/2045          7,796
    35,102    WF Commercial Mortgage Trust, acquired 9/21/2012;
               cost $4,869(a),(g)                                  2.12     10/15/2045          3,935
                                                                                          -----------
                                                                                               34,694
                                                                                          -----------
              Total Commercial Mortgage Securities (cost: $475,298)                           494,992
                                                                                          -----------

              U.S. GOVERNMENT AGENCY ISSUES (3.1%)(j)

              INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.8%)
    73,524    Freddie Mac(+)                                       1.59     10/25/2018          4,307
    70,283    Freddie Mac(+)                                       1.54      3/25/2019          4,305

================================================================================

36  | USAA INCOME FUND

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                           COUPON                         VALUE
(000)         SECURITY                                            RATE       MATURITY           (000)
-----------------------------------------------------------------------------------------------------
$   62,630    Freddie Mac(+)                                       1.45%     1/25/2022    $     5,269
    98,248    Freddie Mac(+)                                       1.47      5/25/2022          8,902
    74,945    Freddie Mac(+)                                       1.51      6/25/2022          7,062
    72,108    Freddie Mac(+)                                       0.90     10/25/2022          4,259
    98,574    Freddie Mac(+)                                       1.05     11/25/2022          6,811
                                                                                          -----------
                                                                                               40,915
                                                                                          -----------
              MORTGAGE-BACKED PASS-THROUGH SECURITIES (2.1%)
    17,166    Fannie Mae(+)                                        2.50      2/01/2028         17,339
     3,891    Fannie Mae(+)                                        5.00      6/01/2033          4,300
     1,612    Fannie Mae(+)                                        5.50      7/01/2021          1,761
     4,220    Fannie Mae(+)                                        5.50      9/01/2035          4,725
     1,990    Fannie Mae(+)                                        5.50     10/01/2035          2,226
       902    Fannie Mae(+)                                        5.50      1/01/2036          1,004
     2,352    Fannie Mae(+)                                        5.50      4/01/2036          2,612
     2,184    Fannie Mae(+)                                        5.50      2/01/2037          2,419
     1,921    Fannie Mae(+)                                        5.50      3/01/2037          2,127
     1,169    Fannie Mae(+)                                        5.50     11/01/2037          1,294
     4,194    Fannie Mae(+)                                        5.50      5/01/2038          4,644
     2,232    Fannie Mae(+)                                        6.00      5/01/2036          2,506
     1,692    Fannie Mae(+)                                        6.00      6/01/2036          1,907
     2,665    Fannie Mae(+)                                        6.00      8/01/2037          3,000
       505    Fannie Mae(+)                                        6.50      4/01/2031            580
         7    Fannie Mae(+)                                        6.50      7/01/2031              7
       901    Fannie Mae(+)                                        6.50      3/01/2032          1,033
        24    Fannie Mae(+)                                        7.00     10/01/2022             27
        12    Fannie Mae(+)                                        7.00      3/01/2023             14
        38    Fannie Mae(+)                                        7.00      4/01/2023             39
    17,547    Freddie Mac(+)                                       3.50      5/01/2042         17,871
       785    Freddie Mac(+)                                       5.00      6/01/2020            842
     1,734    Freddie Mac(+)                                       5.00      1/01/2021          1,878
     2,206    Freddie Mac(+)                                       5.50     11/01/2020          2,397
       477    Freddie Mac(+)                                       5.50     12/01/2020            515
     1,762    Freddie Mac(+)                                       5.50     12/01/2035          1,964
     1,221    Freddie Mac(+)                                       5.50      4/01/2036          1,355
     5,416    Government National Mortgage Assn. I                 5.00      8/15/2033          5,989
       110    Government National Mortgage Assn. I                 6.00      8/15/2028            124
     2,402    Government National Mortgage Assn. I                 6.00      9/15/2028          2,769
       226    Government National Mortgage Assn. I                 6.00      9/15/2028            254
       315    Government National Mortgage Assn. I                 6.00      9/15/2028            362
       630    Government National Mortgage Assn. I                 6.00     10/15/2028            726
       159    Government National Mortgage Assn. I                 6.00      1/15/2029            179
        46    Government National Mortgage Assn. I                 6.00      1/15/2029             51
       311    Government National Mortgage Assn. I                 6.00      1/15/2029            355

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  37

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                           COUPON                         VALUE
(000)         SECURITY                                            RATE       MATURITY           (000)
-----------------------------------------------------------------------------------------------------
$      442    Government National Mortgage Assn. I                 6.00%     1/15/2033    $       511
        18    Government National Mortgage Assn. I                 6.50      6/15/2023             20
        11    Government National Mortgage Assn. I                 6.50      7/15/2023             12
       213    Government National Mortgage Assn. I                 6.50      7/15/2023            240
        66    Government National Mortgage Assn. I                 6.50      9/15/2023             74
       211    Government National Mortgage Assn. I                 6.50     10/15/2023            238
       211    Government National Mortgage Assn. I                 6.50     10/15/2023            240
        31    Government National Mortgage Assn. I                 6.50     10/15/2023             35
       384    Government National Mortgage Assn. I                 6.50     12/15/2023            433
       209    Government National Mortgage Assn. I                 6.50     12/15/2023            238
        85    Government National Mortgage Assn. I                 6.50      1/15/2024             97
       175    Government National Mortgage Assn. I                 6.50      2/15/2024            199
        83    Government National Mortgage Assn. I                 6.50      4/15/2026             95
       432    Government National Mortgage Assn. I                 6.50      5/15/2028            496
       684    Government National Mortgage Assn. I                 6.50     10/15/2031            788
        46    Government National Mortgage Assn. I                 7.00      5/15/2023             50
        68    Government National Mortgage Assn. I                 7.00      5/15/2023             76
        55    Government National Mortgage Assn. I                 7.00      5/15/2023             63
        46    Government National Mortgage Assn. I                 7.00      5/15/2023             50
       154    Government National Mortgage Assn. I                 7.00      6/15/2023            169
       123    Government National Mortgage Assn. I                 7.00      6/15/2023            134
       150    Government National Mortgage Assn. I                 7.00      8/15/2023            163
        38    Government National Mortgage Assn. I                 7.00      8/15/2023             42
       122    Government National Mortgage Assn. I                 7.00      8/15/2023            133
        23    Government National Mortgage Assn. I                 7.00      8/15/2023             25
        91    Government National Mortgage Assn. I                 7.00      9/15/2023             98
        41    Government National Mortgage Assn. I                 7.00      1/15/2026             45
        30    Government National Mortgage Assn. I                 7.00      3/15/2026             33
        15    Government National Mortgage Assn. I                 7.00      3/15/2026             16
       296    Government National Mortgage Assn. I                 7.00     10/15/2027            346
       414    Government National Mortgage Assn. I                 7.00      6/15/2029            473
       193    Government National Mortgage Assn. I                 7.00      6/15/2029            217
        23    Government National Mortgage Assn. I                 7.00      7/15/2029             23
       336    Government National Mortgage Assn. I                 7.00      8/15/2031            390
       158    Government National Mortgage Assn. I                 7.00      7/15/2032            186
       187    Government National Mortgage Assn. I                 7.50      7/15/2023            208
       219    Government National Mortgage Assn. I                 7.50      6/15/2026            245
       135    Government National Mortgage Assn. I                 7.50      6/15/2026            152
       135    Government National Mortgage Assn. I                 7.50      7/15/2026            150
       197    Government National Mortgage Assn. I                 7.50      5/15/2027            225
       225    Government National Mortgage Assn. I                 7.50      2/15/2028            265
       192    Government National Mortgage Assn. I                 7.50     12/15/2028            228
       159    Government National Mortgage Assn. I                 7.50      8/15/2029            185

================================================================================

38  | USAA INCOME FUND

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                           COUPON                         VALUE
(000)         SECURITY                                            RATE       MATURITY           (000)
-----------------------------------------------------------------------------------------------------
$      995    Government National Mortgage Assn. II                5.50%     4/20/2033    $     1,110
       924    Government National Mortgage Assn. II                6.00      8/20/2032          1,047
       687    Government National Mortgage Assn. II                6.00      9/20/2032            780
       303    Government National Mortgage Assn. II                6.50      8/20/2031            354
                                                                                          -----------
                                                                                              102,592
                                                                                          -----------
              OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (0.2%)
    10,000    Totem Ocean Trailer Express, Inc., Title XI          6.37      4/15/2028         11,353
                                                                                          -----------
              Total U.S. Government Agency Issues (cost: $145,521)                            154,860
                                                                                          -----------
              U.S. TREASURY SECURITIES (10.1%)

              BONDS (2.1%)
    40,000    2.75%, 8/15/2042                                                                 35,959
    10,000    2.75%, 11/15/2042                                                                 8,973
     5,000    3.38%, 5/15/2044                                                                  5,061
    30,000    3.88%, 8/15/2040                                                                 33,417
    20,000    4.25%, 11/15/2040                                                                23,644
                                                                                          -----------
                                                                                              107,054
                                                                                          -----------
              INFLATION-INDEXED NOTES (1.4%)
    56,788    2.38%, 1/15/2025                                                                 68,633
                                                                                          -----------
              NOTES (6.6%)
    20,000    1.63%, 8/15/2022                                                                 18,908
    20,000    1.63%, 11/15/2022                                                                18,823
    25,000    2.00%, 2/15/2022                                                                 24,477
    10,000    2.00%, 2/15/2023                                                                  9,666
     5,000    2.50%, 5/15/2024                                                                  4,976
    25,000    2.63%, 8/15/2020                                                                 25,853
    55,000    2.63%, 11/15/2020                                                                56,777
    15,000    3.38%, 11/15/2019                                                                16,190
    55,000    3.50%, 5/15/2020                                                                 59,731
    85,000    3.63%, 2/15/2020                                                                 92,859
                                                                                          -----------
                                                                                              328,260
                                                                                          -----------
              Total U.S. Treasury Securities (cost: $474,405)                                 503,947
                                                                                          -----------

              MUNICIPAL BONDS (6.5%)

              AIRPORT/PORT (1.2%)
     6,500    Chicago Midway Airport                               5.00      1/01/2025          7,351
     8,000    Chicago Midway Airport                               5.00      1/01/2026          8,966
     5,000    Chicago O'Hare International Airport                 5.00      1/01/2021          5,783
    12,570    Dallas-Fort Worth International Airport Facilities   4.00     11/01/2021         13,672
     2,265    Dallas-Fort Worth International Airport Facilities   4.44     11/01/2021          2,413
     5,000    Port of Oakland                                      4.50      5/01/2030          5,231

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  39

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                           COUPON                         VALUE
(000)         SECURITY                                            RATE       MATURITY           (000)
-----------------------------------------------------------------------------------------------------
$   11,700    Port of Oakland                                      4.50%     5/01/2032    $    12,019
     2,385    Port of Seattle                                      3.00      8/01/2015          2,447
     4,350    Port of Seattle                                      4.00      8/01/2016          4,637
                                                                                          -----------
                                                                                               62,519
                                                                                          -----------
              APPROPRIATED DEBT (0.9%)
     5,600    Brevard County School Board                          1.70      7/01/2017          5,604
     3,250    Jacksonville                                         2.00     10/01/2019          3,196
     3,000    Jacksonville                                         2.37     10/01/2020          2,964
     5,000    Kannapolis Ltd.                                      7.28      3/01/2027          5,247
    10,000    Miami-Dade County School Board                       5.38      5/01/2031         11,086
       850    New Jersey EDA                                       5.18     11/01/2015            857
    10,000    New Jersey Transit Corp.(f)                          0.35      9/15/2014         10,000
     6,000    Palm Beach County School Board                       5.40      8/01/2025          6,451
       850    Placentia Yorba Linda USD                            5.40      8/01/2021            917
                                                                                          -----------
                                                                                               46,322
                                                                                          -----------
              CASINOS & GAMING (0.1%)
     6,395    Mashantucket (Western) Pequot Tribe(k)               7.35      7/01/2026          3,202
                                                                                          -----------
              COMMUNITY SERVICE (0.1%)
     2,750    Art Institute of Chicago                             3.23      3/01/2022          2,743
                                                                                          -----------
              EDUCATION (0.7%)
     2,000    Austin Texas Community College District Public Auth. 6.91      8/01/2035          2,597
     9,520    Indiana State                                        2.13      7/15/2019          9,524
     5,000    New Jersey EDA                                       2.42      6/15/2018          5,035
    10,000    New Jersey EDA                                       5.25      9/01/2022         11,430
     1,625    State Public School Building Auth.                   2.84     12/01/2019          1,661
     1,300    State Public School Building Auth.                   4.08     12/01/2023          1,307
     2,000    Torrance USD                                         5.52      8/01/2021          2,251
                                                                                          -----------
                                                                                               33,805
                                                                                          -----------
              ELECTRIC UTILITIES (0.3%)
     5,000    Appling County Dev. Auth                             2.40      1/01/2038(l)       4,988
     5,000    Burke County Dev. Auth.                              1.25      1/01/2052(l)       5,022
     5,000    Water Dev. Auth.                                     4.00     12/01/2033(l)       5,288
                                                                                          -----------
                                                                                               15,298
                                                                                          -----------
              ELECTRIC/GAS UTILITIES (0.6%)
     2,000    Jackson Energy Auth.                                 2.90      4/01/2022          1,901
     2,745    Jackson Energy Auth.                                 3.05      4/01/2023          2,618
     3,915    Jackson Energy Auth.                                 3.20      4/01/2024          3,722
    10,000    Long Island Power Auth.                              5.25      5/01/2022         10,515
     6,928    Pedernales Electric Cooperative, Inc.(a)             5.95     11/15/2022          7,859
     4,535    Piedmont Municipal Power Agency                      4.34      1/01/2017          4,735
                                                                                          -----------
                                                                                               31,350
                                                                                          -----------

================================================================================

40  | USAA INCOME FUND

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                           COUPON                         VALUE
(000)         SECURITY                                            RATE       MATURITY           (000)
-----------------------------------------------------------------------------------------------------
              ESCROWED BONDS (0.0%)
$    1,000    New Jersey Turnpike Auth. (INS)(PRE)                 4.25%     1/01/2016    $     1,016
                                                                                          -----------
              GENERAL OBLIGATION (1.0%)
     1,250    City and County of Honolulu                          2.51     11/01/2022          1,205
     5,000    City and County of Honolulu                          2.51     11/01/2022          4,822
       900    City and County of Honolulu                          2.81     11/01/2023            883
       730    City and County of Honolulu                          2.91     11/01/2024            711
       680    City and County of Honolulu                          3.06     11/01/2025            662
       775    City and County of Honolulu                          3.16     11/01/2026            757
       625    City and County of Honolulu                          3.26     11/01/2027            610
       690    City and County of Honolulu                          3.36     11/01/2028            665
     1,250    Las Virgenes USD                                     5.54      8/01/2025          1,400
     2,200    Marin County (INS)                                   4.89      8/01/2016          2,353
     4,250    Riverside Community College District                 3.49      8/01/2023          4,353
     3,000    Riverside Community College District                 3.61      8/01/2024          3,070
     1,800    State of Mississippi                                 2.83     12/01/2024          1,728
     2,000    State of Mississippi                                 3.03     12/01/2025          1,910
    10,000    State of Washington                                  5.25      2/01/2036         11,431
    10,000    Town of Stratford                                    5.75      8/15/2030         10,989
                                                                                          -----------
                                                                                               47,549
                                                                                          -----------
              HOSPITAL (0.2%)
    10,000    Rochester Health Care Facilities                     4.50     11/15/2038(l)      11,548
                                                                                          -----------
              SALES TAX (0.1%)
     3,500    Arizona School Facilities Board                      2.38      9/01/2019          3,491
                                                                                          -----------
              SEMICONDUCTORS (0.0%)
     1,250    Sandoval County                                      2.32      6/01/2019          1,247
     1,000    Sandoval County                                      2.72      6/01/2020          1,021
                                                                                          -----------
                                                                                                2,268
                                                                                          -----------
              SPECIAL ASSESSMENT/TAX/FEE (0.7%)
     9,000    Colony Local Dev. Corp. (INS)                        4.38     10/01/2033          8,815
     5,000    Maine Municipal Bond Bank                            4.25      6/01/2023          5,167
     5,000    New Jersey Transportation Trust Fund Auth.           1.76     12/15/2018          4,913
     3,320    New Jersey Transportation Trust Fund Auth.           5.50     12/15/2022          3,915
     5,000    New York City Transitional Finance Auth.             5.00      2/01/2035          5,547
     5,000    Transportation Trust Fund Auth. (INS)                5.25     12/15/2022          5,804
                                                                                          -----------
                                                                                               34,161
                                                                                          -----------
              TOLL ROADS (0.2%)
     7,305    New Jersey Turnpike Auth. (INS)                      4.25      1/01/2016          7,528
     3,000    North Texas Tollway Auth.                            5.00      9/01/2031          3,385
                                                                                          -----------
                                                                                               10,913
                                                                                          -----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  41

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                           COUPON                         VALUE
(000)         SECURITY                                            RATE       MATURITY           (000)
-----------------------------------------------------------------------------------------------------
              WATER/SEWER UTILITY (0.4%)
$    5,000    Houston Utility System                               5.00%    11/15/2033    $     5,589
    10,825    New York Municipal Water Finance Auth.               5.25      6/15/2040         12,236
     2,500    Tohopekaliga Water Auth.                             5.25     10/01/2036          2,782
                                                                                          -----------
                                                                                               20,607
                                                                                          -----------
              Total Municipal Bonds (cost: $310,247)                                          326,792
                                                                                          -----------

-----------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
-----------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (3.8%)

              COMMON STOCKS (1.6%)

              CONSUMER STAPLES (0.1%)
              -----------------------
              HOUSEHOLD PRODUCTS (0.1%)
    40,000    Kimberly-Clark Corp.                                                              4,155
                                                                                          -----------
              ENERGY (0.2%)
              -------------
              INTEGRATED OIL & GAS (0.2%)
    41,780    Chevron Corp.                                                                     5,400
    80,000    Royal Dutch Shell plc ADR                                                         6,546
                                                                                          -----------
                                                                                               11,946
                                                                                          -----------
              Total Energy                                                                     11,946
                                                                                          -----------
              FINANCIALS (0.5%)
              -----------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.1%)
   202,000    Prospect Capital Corp.                                                            2,143
                                                                                          -----------
              DIVERSIFIED BANKS (0.1%)
    50,000    Bank of Montreal                                                                  3,729
    50,000    Canadian Imperial Bank of Commerce                                                4,637
                                                                                          -----------
                                                                                                8,366
                                                                                          -----------
              REITs - MORTGAGE (0.2%)
    89,000    American Capital Agency Corp.                                                     2,057
   544,700    MFA Financial, Inc.                                                               4,434
   412,400    Two Harbors Investment Corp.                                                      4,219
                                                                                          -----------
                                                                                               10,710
                                                                                          -----------
              THRIFTS & MORTGAGE FINANCE (0.1%)
   400,000    People's United Financial, Inc.                                                   5,808
                                                                                          -----------
              Total Financials                                                                 27,027
                                                                                          -----------

================================================================================

42  | USAA INCOME FUND

================================================================================

--------------------------------------------------------------------------------------------------
                                                                                            MARKET
NUMBER                                                                                       VALUE
OF SHARES    SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------
             HEALTH CARE (0.1%)
             ------------------
             PHARMACEUTICALS (0.1%)
119,300      Merck & Co., Inc.                                                           $   6,769
                                                                                         ---------
             INDUSTRIALS (0.1%)
             ------------------
             INDUSTRIAL CONGLOMERATES (0.1%)
150,000      General Electric Co.                                                            3,773
                                                                                         ---------
             INFORMATION TECHNOLOGY (0.1%)
             -----------------------------
             SEMICONDUCTORS (0.1%)
125,000      Intel Corp.                                                                     4,236
                                                                                         ---------
             TELECOMMUNICATION SERVICES (0.1%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.1%)
128,050      AT&T, Inc.                                                                      4,557
 21,000      Verizon Communications, Inc.                                                    1,059
                                                                                         ---------
                                                                                             5,616
                                                                                         ---------
             Total Telecommunication Services                                                5,616
                                                                                         ---------
             UTILITIES (0.4%)
             ----------------
             ELECTRIC UTILITIES (0.1%)
130,000      Southern Co.                                                                    5,628
                                                                                         ---------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
325,000      AES Corp.                                                                       4,748
                                                                                         ---------
             MULTI-UTILITIES (0.2%)
200,000      CMS Energy Corp.                                                                5,786
 15,200      Dominion Resources, Inc.                                                        1,028
 30,400      NiSource, Inc.                                                                  1,146
                                                                                         ---------
                                                                                             7,960
                                                                                         ---------
             Total Utilities                                                                18,336
                                                                                         ---------
             Total Common Stocks (cost: $64,632)                                            81,858
                                                                                         ---------
             PREFERRED STOCKS (2.2%)

             CONSUMER STAPLES (0.5%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.5%)
200,000      CHS, Inc., Series B, 7.88%, cumulative redeemable, perpetual                    5,865
172,520      Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(a)     18,594
                                                                                         ---------
                                                                                            24,459
                                                                                         ---------
             Total Consumer Staples                                                         24,459
                                                                                         ---------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  43

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                           COUPON                         VALUE
(000)/SHARES  SECURITY                                            RATE       MATURITY           (000)
-----------------------------------------------------------------------------------------------------
              FINANCIALS (1.4%)
              -----------------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.0%)
    80,000    Citigroup Capital XIII, 7.88%                                               $     2,169
                                                                                          -----------
              PROPERTY & CASUALTY INSURANCE (0.1%)
    $5,000    Catlin Insurance Co. Ltd., 7.25%, perpetual(a)                                    5,188
                                                                                          -----------
              REGIONAL BANKS (0.2%)
    10,800    M&T Bank Corp., 6.38%, cumulative redeemable, perpetual                          11,003
                                                                                          -----------
              REITs - INDUSTRIAL (0.5%)
   344,500    ProLogis, Inc., Series Q, 8.54%, cumulative redeemable, perpetual                22,392
                                                                                          -----------
              REITs - OFFICE (0.1%)
   200,000    CommonWealth REIT, Series E, 7.25%, cumulative redeemable, perpetual              5,255
                                                                                          -----------
              REITs - RESIDENTIAL (0.5%)
   142,500    Equity Residential Properties Trust, depositary shares,
               Series K, 8.29%, cumulative redeemable, perpetual                                8,911
   250,000    Post Properties, Inc., Series A, 8.50%, cumulative redeemable, perpetual         15,247
                                                                                          -----------
                                                                                               24,158
                                                                                          -----------
              Total Financials                                                                 70,165
                                                                                          -----------
              INDUSTRIALS (0.1%)
              ------------------
              OFFICE SERVICES & SUPPLIES (0.1%)
     3,000    Pitney Bowes International Holdings, Series F, 6.13%,
               cumulative redeemable, perpetual(a)                                              3,247
                                                                                          -----------
              UTILITIES (0.2%)
              ----------------
              ELECTRIC UTILITIES (0.2%)
   200,000    Entergy Texas, Inc., 5.63%                                                        5,036
    50,000    Southern California Edison, Series D, 6.50%,
               cumulative redeemable, perpetual                                                 5,319
                                                                                          -----------
                                                                                               10,355
                                                                                          -----------
              Total Utilities                                                                  10,355
                                                                                          -----------
              Total Preferred Stocks (cost: $92,580)                                          108,226
                                                                                          -----------
              Total Equity Securities (cost: $157,212)                                        190,084
                                                                                          -----------

              MONEY MARKET INSTRUMENTS (5.7%)

              COMMERCIAL PAPER (5.5%)

              ENERGY (0.9%)
              -------------
              OIL & GAS REFINING & MARKETING (0.9%)
   $12,319    Koch Resources, LLC(a),(m)                           0.12%     8/04/2014         12,319

================================================================================

44  | USAA INCOME FUND

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                           COUPON                         VALUE
(000)         SECURITY                                            RATE       MATURITY           (000)
-----------------------------------------------------------------------------------------------------
$   20,000    Koch Resources, LLC(a),(d),(m)                       0.10%     8/06/2014    $    20,000
    14,021    Koch Resources, LLC(a),(m)                           0.13      8/27/2014         14,019
                                                                                          -----------
                                                                                               46,338
                                                                                          -----------
              Total Energy                                                                     46,338
                                                                                          -----------
              FINANCIALS (3.4%)
              -----------------
              ASSET-BACKED FINANCING (3.4%)
    20,405    Cafco, LLC(a)                                        0.11      8/11/2014         20,404
    13,576    Cafco, LLC(a)                                        0.12      8/13/2014         13,576
    15,000    Ciesco, LLC(a)                                       0.11      8/05/2014         15,000
    21,295    Ciesco, LLC(a)                                       0.12      8/12/2014         21,294
    12,261    Govco, LLC(a),(m)                                    0.11      8/15/2014         12,261
    20,000    Hannover Funding Co., LLC(a),(m)                     0.16      8/08/2014         19,999
     2,000    Hannover Funding Co., LLC(a),(m)                     0.16      8/12/2014          2,000
    15,113    Hannover Funding Co., LLC(a),(m)                     0.15      9/02/2014         15,111
    29,698    Ridgefield Funding Co.(a)                            0.15      8/07/2014         29,697
    20,000    Ridgefield Funding Co.(a)                            0.12      8/11/2014         19,999
                                                                                          -----------
                                                                                              169,341
                                                                                          -----------
              Total Financials                                                                169,341
                                                                                          -----------
              HEALTH CARE (0.1%)
              ------------------
              HEALTH CARE EQUIPMENT (0.1%)
     5,000    St Jude Medical, Inc.(a),(m)                         0.12      8/22/2014          5,000
                                                                                          -----------
              INDUSTRIALS (0.7%)
              ------------------
              AEROSPACE & DEFENSE (0.7%)
    10,522    Precision Castparts Corp.(a),(m)                     0.10      8/13/2014         10,522
    23,104    Precision Castparts Corp.(a),(m)                     0.10      8/14/2014         23,103
                                                                                          -----------
                                                                                               33,625
                                                                                          -----------
              Total Industrials                                                                33,625
                                                                                          -----------
              UTILITIES (0.4%)
              ----------------
              ELECTRIC UTILITIES (0.2%)
    10,074    American Transmission Co.(a),(m)                     0.12      8/08/2014         10,073
                                                                                          -----------
              GAS UTILITIES (0.2%)
     8,000    Northern Illinois Gas Corp.                          0.15      8/08/2014          8,000
                                                                                          -----------
              Total Utilities                                                                  18,073
                                                                                          -----------
              Total Commercial Paper                                                          272,377
                                                                                          -----------

              VARIABLE-RATE DEMAND NOTES (0.1%)

              ENERGY (0.1%)
              -------------
              OIL & GAS REFINING & MARKETING (0.1%)
     5,000    Port of Port Arthur Navigation District              0.19     12/01/2039          5,000
                                                                                          -----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  45

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                           COUPON                         VALUE
(000)         SECURITY                                            RATE       MATURITY           (000)
-----------------------------------------------------------------------------------------------------
              FINANCIALS (0.0%)
              -----------------
              REAL ESTATE OPERATING COMPANIES (0.0%)
$    2,000    New York City Housing Dev. Corp.
               (LOC - RBS Citizens, N.A.)                          0.26%     3/01/2048     $    2,000
                                                                                           ----------
              Total Variable-Rate Demand Notes                                                  7,000
                                                                                           ----------

-----------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
-----------------------------------------------------------------------------------------------------
              MONEY MARKET FUNDS (0.1%)
5,752,193     State Street Institutional Liquid Reserves Fund Premier Class, 0.07%(n)           5,752
                                                                                           ----------
              Total Money Market Instruments (cost: $285,129)                                 285,129
                                                                                           ----------

              TOTAL INVESTMENTS (COST: $4,742,988)                                         $5,012,564
                                                                                           ==========

-----------------------------------------------------------------------------------------------------
($ IN 000s)                                         VALUATION HIERARCHY
-----------------------------------------------------------------------------------------------------

                                          (LEVEL 1)         (LEVEL 2)         (LEVEL 3)
                                      QUOTED PRICES OTHER SIGNIFICANT       SIGNIFICANT
                                  IN ACTIVE MARKETS        OBSERVABLE      UNOBSERVABLE
ASSETS                         FOR IDENTICAL ASSETS            INPUTS            INPUTS         TOTAL
-----------------------------------------------------------------------------------------------------
Bonds:
 Corporate Obligations                     $      -        $2,051,374            $    -    $2,051,374
 Eurodollar and Yankee Obligations                -           815,043                 -       815,043
 Foreign Government Obligations                   -            32,033                 -        32,033
 Asset-Backed Securities                          -           158,310                 -       158,310
 Commercial Mortgage Securities                   -           488,297             6,695       494,992
 U.S. Government Agency Issues                    -           154,860                 -       154,860
 U.S. Treasury Securities                   503,947                 -                 -       503,947
 Municipal Bonds                                  -           326,792                 -       326,792

Equity Securities:
 Common Stocks                               81,858                 -                 -        81,858
 Preferred Stocks                                 -           108,226                 -       108,226

Money Market Instruments:
 Commercial Paper                                 -           272,377                 -       272,377
 Variable-Rate Demand Notes                       -             7,000                 -         7,000
 Money Market Funds                           5,752                 -                 -         5,752
-----------------------------------------------------------------------------------------------------
Total                                      $591,557        $4,414,312            $6,695    $5,012,564
-----------------------------------------------------------------------------------------------------

================================================================================

46  | USAA INCOME FUND

================================================================================

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                                           COMMERCIAL
                                                                                             MORTGAGE
                                                                                           SECURITIES
-----------------------------------------------------------------------------------------------------
Balance as of July 31, 2013                                                                   $ 3,781
Purchases                                                                                       6,695
Sales                                                                                               -
Transfers into Level 3                                                                              -
Transfers out of Level 3                                                                       (3,781)
Net realized gain (loss) on investments                                                             -
Change in net unrealized appreciation/depreciation on investments                                   -
-----------------------------------------------------------------------------------------------------
Balance as of July 31, 2014                                                                   $ 6,695
-----------------------------------------------------------------------------------------------------

For the period of August 1, 2013, through July 31, 2014, an asset-backed security with a fair value of $3,781,000 was transferred from Level 3 to Level 2 as a result of this security being priced during the period by the Fund's pricing service. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  47

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

July 31, 2014

--------------------------------------------------------------------------------

o GENERAL NOTES

  Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

  The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 18.0% of net assets at July 31, 2014.

o CATEGORIES AND DEFINITIONS

  ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

================================================================================

48  | USAA INCOME FUND

================================================================================

   EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

   INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

   U.S. TREASURY INFLATION-INDEXED NOTES - designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

   VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  49

================================================================================

o  PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

   ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

   CAD       Canadian dollars

   EDA       Economic Development Authority

   PRE       Prerefunded to a date prior to maturity

   REIT      Real estate investment trust

   Title XI The Title XI Guarantee Program provides a guarantee of payment of principal and interest of debt obligations issued by U.S. merchant marine and U.S. shipyards by enabling owners of eligible vessels and shipyards to obtain financing at attractive terms. The guarantee carries the full faith and credit of the U.S. government.

   USD       Unified School District

   CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

  (INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., Berkshire Hathaway Assurance Corp., or National Public Finance Guarantee Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

  (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

================================================================================

50  | USAA INCOME FUND

================================================================================

o   SPECIFIC NOTES

   (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company (the Manager) under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees (the Board), unless otherwise noted as illiquid.

   (b) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at July 31, 2014. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

   (c) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at July 31, 2014.

   (d) At July 31, 2014, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

   (e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

   (f) At July 31, 2014, the aggregate market value of securities purchased on a when-issued basis was $56,545,000.

   (g) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at July 31, 2014, was $34,694,000, which represented 0.7% of the Fund's net assets.

   (h) Security was fair valued at July 31, 2014, by the Manager in accordance with valuation procedures approved by the Board. The total value of all

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  51

================================================================================

        such securities was $6,695,000, which represented 0.1% of net assets of the Fund.

   (i) At July 31, 2014, the issuer was in default with respect to interest and/or principal payments.

   (j) U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.

   (k) Pay-in-kind (PIK) - Security in which the issuer will have or has the option to make all or a portion of the interest or dividend payments in additional securities.

   (l) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

================================================================================

52  | USAA INCOME FUND

================================================================================

   (m) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933.
        Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

   (n) Rate represents the money market fund annualized seven-day yield at July 31, 2014.

   (o)  In U.S. dollars unless otherwise noted.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  53

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

July 31, 2014

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $4,742,988)                           $5,012,564
   Cash                                                                                             219
   Receivables:
      Capital shares sold                                                                         4,459
      USAA Transfer Agency Company (Note 6D)                                                          2
      Dividends and interest                                                                     43,654
                                                                                             ----------
         Total assets                                                                         5,060,898
                                                                                             ----------
LIABILITIES
   Payables:
      Securities purchased                                                                       56,694
      Capital shares redeemed                                                                     2,803
   Accrued management fees                                                                        1,013
   Accrued transfer agent's fees                                                                    122
   Other accrued expenses and payables                                                              262
                                                                                             ----------
         Total liabilities                                                                       60,894
                                                                                             ----------
            Net assets applicable to capital shares outstanding                              $5,000,004
                                                                                             ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                           $4,729,227
   Accumulated overdistribution of net investment income                                             (2)
   Accumulated net realized gain on investments                                                   1,205
   Net unrealized appreciation of investments                                                   269,576
   Net unrealized depreciation of foreign currency translations                                      (2)
                                                                                             ----------
            Net assets applicable to capital shares outstanding                              $5,000,004
                                                                                             ==========
   Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $2,859,427/215,281
         shares outstanding)                                                                 $    13.28
                                                                                             ==========
      Institutional Shares (net assets of $2,098,035/158,038
         shares outstanding)                                                                 $    13.28
                                                                                             ==========
      Adviser Shares (net assets of $42,542/3,210 shares outstanding)                        $    13.25
                                                                                             ==========

See accompanying notes to financial statements.

================================================================================

54  | USAA INCOME FUND

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Year ended July 31, 2014

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $95)                                            $  7,135
   Interest                                                                                     184,280
                                                                                               --------
      Total income                                                                              191,415
                                                                                               --------
EXPENSES
   Management fees                                                                               12,007
   Administration and servicing fees:
      Fund Shares                                                                                 4,038
      Institutional Shares                                                                        1,928
      Adviser Shares                                                                                 16
   Transfer agent's fees:
      Fund Shares                                                                                 3,864
      Institutional Shares                                                                        1,928
      Adviser Shares                                                                                  6
   Distribution and service fees (Note 6E):
      Adviser Shares                                                                                 27
   Custody and accounting fees:
      Fund Shares                                                                                   337
      Institutional Shares                                                                          236
      Adviser Shares                                                                                  1
   Postage:
      Fund Shares                                                                                   134
      Institutional Shares                                                                           21
   Shareholder reporting fees:
      Fund Shares                                                                                    80
      Institutional Shares                                                                           19
   Trustees'fees                                                                                     18
   Registration fees:
      Fund Shares                                                                                    67
      Institutional Shares                                                                           43
      Adviser Shares                                                                                 20
   Professional fees                                                                                206
   Other                                                                                             66
                                                                                               --------
         Total expenses                                                                          25,062
                                                                                               --------
NET INVESTMENT INCOME                                                                           166,353
                                                                                               --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
AND FOREIGN CURRENCY
   Net realized gain (loss) on:
      Unaffiliated transactions                                                                  10,585
      Affiliated transactions (Note 8)                                                            5,492
      Foreign currency transactions                                                                 (15)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                                                66,199
      Foreign currency translations                                                                  (3)
                                                                                               --------
         Net realized and unrealized gain                                                        82,258
                                                                                               --------
   Increase in net assets resulting from operations                                            $248,611
                                                                                               ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  55

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Years ended July 31,

--------------------------------------------------------------------------------

                                                                            2014                  2013
------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                              $  166,353            $  159,426
   Net realized gain on investments                                       16,077                19,596
   Net realized loss on foreign currency transactions                        (15)                  (11)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                         66,199              (126,480)
      Foreign currency translations                                           (3)                    1
                                                                      --------------------------------
      Increase in net assets resulting from operations                   248,611                52,532
                                                                      --------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                                       (104,800)             (102,045)
      Institutional Shares                                               (77,115)              (57,681)
      Adviser Shares                                                        (409)                 (198)
                                                                      --------------------------------
             Total distributions of net investment income               (182,324)             (159,924)
                                                                      ---------------------------------
   Net realized gains:
      Fund Shares                                                           (877)               (6,912)
      Institutional Shares                                                  (614)               (4,032)
      Adviser Shares                                                          (2)                  (15)
                                                                      --------------------------------
             Total distributions of net realized gains                    (1,493)              (10,959)
                                                                      --------------------------------
      Distributions to shareholders                                     (183,817)             (170,883)
                                                                      --------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
   Fund Shares                                                           162,930              (848,602)
   Institutional Shares                                                  222,974             1,217,909
   Adviser Shares                                                         36,665                   151
                                                                      --------------------------------
             Total net increase in net assets from capital
                share transactions                                       422,569               369,458
                                                                      --------------------------------
   Net increase in net assets                                            487,363               251,107
NET ASSETS
   Beginning of year                                                   4,512,641             4,261,534
                                                                      --------------------------------
   End of year                                                        $5,000,004            $4,512,641
                                                                      ================================
Accumulated undistributed (overdistribution of) net
   investment income:
   End of year                                                        $       (2)           $    1,693
                                                                      ================================

See accompanying notes to financial statements.

================================================================================

56  | USAA INCOME FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

July 31, 2014

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this annual report pertains only to the USAA Income Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek maximum current income without undue risk to principal.

The Fund consists of three classes of shares: Income Fund Shares (Fund Shares), Income Fund Institutional Shares (Institutional Shares), and Income Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  57

================================================================================

shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

   The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

   The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

   The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities

================================================================================

58  | USAA INCOME FUND

================================================================================

        of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

   2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

   3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

   4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

   5. Repurchase agreements are valued at cost, which approximates market value.

   6. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

   7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  59

================================================================================

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include preferred stocks, which are valued based on methods discussed in
    Note 1A2. Additionally, certain bonds, valued based on methods discussed in
    Note 1A1, and commercial paper and variable-rate demand notes, valued at amortized cost.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

    For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of securities falling in the Level 3 category are primarily supported by quoted prices

================================================================================

60  | USAA INCOME FUND

================================================================================

    obtained from broker-dealers participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

    Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income is recorded daily on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of July 31, 2014, the Funds's outstanding delayed-delivery commitments, including interest purchased, were $56,694,000, of which all were when-issued securities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  61

================================================================================

F. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the year ended July 31, 2014, there were no custodian and other bank credits.

G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the year ended July 31, 2014, the Fund paid CAPCO facility fees of $25,000, which represents 7.1% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the year ended July 31, 2014.

================================================================================

62  | USAA INCOME FUND

================================================================================

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

During the current fiscal year, permanent differences between book-basis and tax-basis accounting for foreign currency, defaulted bond, pay-down gains and losses and distribution adjustments resulted in reclassifications to the statement of assets and liabilities to decrease the accumulated overdistribution of net investment income and accumulated net realized gain on investments by $14,276,000. These reclassifications had no effect on net assets.

The tax character of distributions paid during the years ended July 31, 2014, and 2013, was as follows:

                                                   2014                 2013
                                              ----------------------------------
Ordinary income*                              $168,823,000          $159,924,000
Long-term realized capital gain                 14,994,000            10,959,000
                                              ------------          ------------
   Total distributions paid                   $183,817,000          $170,883,000
                                              ============          ============

As of July 31, 2014, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed long-term capital gains                               $  1,646,000
Unrealized appreciation of investments                               269,132,000

*Includes short-term realized capital gains, if any, which are taxable as ordinary income.

The difference between book-basis and tax-basis unrealized appreciation of investments is attributable to the tax deferral of losses on defaulted bond and hybrid interest accrual adjustments.

Distributions of net investment income are made monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  63

================================================================================

The Fund is permitted to carry forward post-enactment capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and/or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At July 31, 2014, the Fund had no capital loss carryforwards, for federal income tax purposes.

For the year ended July 31, 2014, the Fund did not incur any income tax, interest, or penalties and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended July 31, 2014, were $847,608,000 and $625,143,000, respectively.

As of July 31, 2014, the cost of securities, including short-term securities, for federal income tax purposes, was $4,743,428,000.

Gross unrealized appreciation and depreciation of investments as of July 31, 2014, for federal income tax purposes, were $295,711,000 and $26,575,000, respectively, resulting in net unrealized appreciation of $269,136,000.

(5) CAPITAL SHARE TRANSACTIONS

At July 31, 2014, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds as well as other persons or

================================================================================

64  | USAA INCOME FUND

================================================================================

legal entities that the Fund may approve from time to time. Capital share transactions for all classes were as follows, in thousands:

                                                   YEAR ENDED                YEAR ENDED
                                                  JULY 31, 2014             JULY 31, 2013
-------------------------------------------------------------------------------------------------
                                             SHARES          AMOUNT       SHARES          AMOUNT
                                            -----------------------------------------------------
FUND SHARES:
Shares sold                                  42,145        $ 554,932      44,481     $    599,445
Shares issued from
 reinvested dividends                         7,511           98,660       7,496          100,726
Shares redeemed                             (37,395)        (490,662)   (114,820)      (1,548,773)
                                            -----------------------------------------------------
Net increase (decrease)
 from capital share transactions             12,261        $ 162,930     (62,843)    $   (848,602)
                                            =====================================================
INSTITUTIONAL SHARES:
Shares sold                                  39,002        $ 512,393     118,906     $  1,603,716
Shares issued from
 reinvested dividends                         5,787           76,003       4,537           60,881
Shares redeemed                             (27,869)        (365,422)    (33,364)        (446,688)
                                            -----------------------------------------------------
Net increase from
 capital share transactions                  16,920        $ 222,974      90,079     $  1,217,909
                                            =====================================================
ADVISER SHARES:
Shares sold                                   2,801        $  37,192          43     $        584
Shares issued from reinvested
 dividends                                       17              221           3               32
Shares redeemed                                 (57)            (748)        (35)            (465)
                                            -----------------------------------------------------
Net increase from
 capital share transactions                   2,761        $  36,665          11     $        151
                                            =====================================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board. The Manager is authorized to select (with approval of the Board and without

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  65

================================================================================

    shareholder approval) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. For the year ended July 31, 2014, there were no subadviser(s).

    The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper A Rated Bond Funds Index over the performance period. The Lipper A Rated Bond Funds Index tracks the total return performance of the 30 largest funds within the Lipper Corporate Debt Funds A Rated category. The performance period for each class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                          ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX                               (IN BASIS POINTS AS A PERCENTAGE
(IN BASIS POINTS)(1)                            OF AVERAGE NET ASSETS)(1)
--------------------------------------------------------------------------------
+/- 20 to 50                                    +/- 4
+/- 51 to 100                                   +/- 5
+/- 101 and greater                             +/- 6

    (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point. Average net assets of the share class are calculated over a rolling 36-month period.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper A Rated Bond Funds Index over that period, even if the class had overall negative returns during the performance period.

================================================================================

66  | USAA INCOME FUND

================================================================================

    For the year ended July 31, 2014, the Fund incurred total management fees, paid or payable to the Manager, of $12,007,000, which included a performance adjustment for the Fund Shares, Institutional Shares, and Adviser Shares of $636,000, $257,000, and less than $(500), respectively. For the Fund Shares, Institutional Shares, and Adviser Shares, the performance adjustments were 0.02%, 0.01%, and less than (0.01)%, respectively.

B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares and Adviser Shares, and 0.10% of average net assets of the Institutional Shares. For the year ended July 31, 2014, the Fund Shares, Institutional Shares, and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $4,038,000, $1,928,000, and $16,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended July 31, 2014, the Fund reimbursed the Manager $124,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION - The Manager agreed, through December 1, 2014, to limit the total annual operating expenses of the Adviser Shares to 0.90% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Adviser Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through December 1, 2014, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the year ended July 31, 2014, the Fund did not incur any reimbursable expenses.

D.  TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA
    Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for both the Fund Shares and Adviser Shares are paid monthly based on an annual charge

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  67

================================================================================

    of $25.50 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the year ended July 31, 2014, the Fund Shares, Institutional Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $3,864,000, $1,928,000, and $6,000, respectively. For the year ended July 31, 2014, the Fund Shares and Adviser Shares recorded a capital contribution from SAS, of which both were less than $500, for adjustments related to corrections to shareholder accounts. Additionally, a receivable was recorded from SAS of $2,000, for adjustments to dividends and capital gains payable.

E. DISTRIBUTION AND SERVICE (12b-1) FEES - The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company, the distributor, for distribution and shareholder services. USAA Investment Management Company pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the year ended July 31, 2014, the Adviser Shares incurred distribution and service (12b-1) fees of $27,000.

F. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

The Fund offers its Institutional Shares for investment by other USAA funds and is one of 17 USAA mutual funds in which the affiliated USAA fund-of-funds may invest. The USAA fund-of-funds do not invest in the underlying funds for

================================================================================

68  | USAA INCOME FUND

================================================================================

the purpose of exercising management or control. As of July 31, 2014, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                                 OWNERSHIP %
--------------------------------------------------------------------------------
USAA Cornerstone Conservative Fund                                      0.7
USAA Target Retirement Income Fund                                      0.8
USAA Target Retirement 2020 Fund                                        1.3
USAA Target Retirement 2030 Fund                                        1.6
USAA Target Retirement 2040 Fund                                        0.8
USAA Target Retirement 2050 Fund                                        0.1
USAA Target Retirement 2060 Fund                                        0.0*

*Represents less than 0.01%.

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At July 31, 2014, USAA and its affiliates owned 387,000 shares which represent 12.1% of the Adviser Shares and 0.1% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the year ended July 31, 2014, in accordance with affiliated transaction procedures approved by the Board, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA Funds at the then-current market price with no brokerage commissions incurred.

                                                                         NET REALIZED
                                                           COST TO        GAIN (LOSS)
SELLER                               PURCHASER            PURCHASER        TO SELLER
-------------------------------------------------------------------------------------
USAA Income Fund                 USAA Short-Term
                                  Bond Fund              $62,776,000       $5,492,000
USAA Short-Term
  Bond Fund                      USAA Income Fund          5,251,000          148,000
USAA High Income Fund            USAA Income Fund         36,977,000        3,256,000

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  69

================================================================================

(9) FINANCIAL HIGHLIGHTS - FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                               YEAR ENDED JULY 31,
                                   -----------------------------------------------------------------------------
                                         2014             2013             2012             2011            2010
                                   -----------------------------------------------------------------------------
Net asset value at beginning
 of period                         $    13.10       $    13.43       $    13.05       $    12.78      $    11.86
                                   -----------------------------------------------------------------------------
Income (loss) from investment
 operations:
 Net investment income                    .51              .49              .49              .52             .59
 Net realized and unrealized
  gain (loss)                             .18             (.32)             .38              .27             .92
                                   -----------------------------------------------------------------------------
Total from investment
 operations                               .69              .17              .87              .79            1.51
                                   -----------------------------------------------------------------------------
Less distributions from:
 Net investment income                   (.51)            (.47)            (.49)            (.52)           (.59)
 Realized capital gains                  (.00)(c)         (.03)               -                -               -
                                   -----------------------------------------------------------------------------
Total distributions                      (.51)            (.50)            (.49)            (.52)           (.59)
                                   -----------------------------------------------------------------------------
Net asset value at end
 of period                         $    13.28       $    13.10       $    13.43       $    13.05      $    12.78
                                   =============================================================================
Total return (%)*                        5.43             1.30             6.85             6.34           13.00(b)
Net assets at end of
 period (000)                      $2,859,427       $2,659,263       $3,570,505       $3,144,378      $2,628,381
Ratios to average net assets:**
 Expenses (%)                             .59              .58(a)           .59(a)           .61(a)          .63(a),(b)
 Net investment income (%)               3.55             3.53             3.75             4.09            4.80
Portfolio turnover (%)                     14               24               19               19              12

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.

 ** For the year ended July 31, 2014, average net assets were $2,693,380,000.
(a) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(b) During the year ended July 31, 2010, SAS reimbursed the Fund Shares $419,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund Shares' total return was less than 0.01%. The reimbursement decreased the Fund Shares' expense ratios by 0.02%. This decrease is excluded from the expense ratio in the Financial Highlights table.
(c) Represents less than $0.01 per shares.

================================================================================

70  | USAA INCOME FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS (continued) - INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                YEAR ENDED JULY 31,
                                  --------------------------------------------------------------------------
                                        2014              2013          2012          2011              2010
                                  --------------------------------------------------------------------------
Net asset value at beginning
 of period                        $    13.09        $    13.42      $  13.04      $  12.78          $  11.86
                                  --------------------------------------------------------------------------
Income (loss) from investment
 operations:
 Net investment income                   .53               .48           .51           .56               .62
 Net realized and unrealized
  gain (loss)                            .19              (.29)          .38           .25               .92
                                  --------------------------------------------------------------------------
Total from investment
 operations                              .72               .19           .89           .81              1.54
                                  --------------------------------------------------------------------------
Less distributions from:
 Net investment income                  (.53)             (.49)         (.51)         (.55)             (.62)
 Realized capital gains                 (.00)(c)          (.03)            -             -                 -
                                  --------------------------------------------------------------------------
Total distributions                     (.53)             (.52)         (.51)         (.55)             (.62)
                                  --------------------------------------------------------------------------
Net asset value at end
 of period                        $    13.28        $    13.09      $  13.42      $  13.04          $  12.78
                                  ==========================================================================
Total return (%)*                       5.63              1.42          6.98          6.50             13.27
Net assets at end of
 period (000)                     $2,098,035        $1,847,503      $685,149      $318,276          $190,659
Ratios to average net assets:**
 Expenses (%)                            .48               .47(a)        .48(a)        .38(a),(b)        .38(a),(b)
 Net investment income (%)              3.65              3.63          3.81          4.30              4.92
Portfolio turnover (%)                    14                24            19            19                12

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended July 31, 2014, average net assets were $1,928,847,000.
(a) Reflects total annual operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares'expenses paid indirectly decreased the expense ratios by less than 0.01%.
(b) Prior to December 1, 2010, the Manager had voluntarily agreed to limit the annual expenses of the Institutional Shares to 0.40% of the Institutional Shares' average net assets.
(c) Represents less than $0.01 per shares.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  71

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) - ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                                           PERIOD ENDED
                                                           YEAR ENDED JULY 31,             JULY 31,***
                                             -----------------------------------------------------------
                                                2014              2013           2012           2011
                                             -----------------------------------------------------------
Net asset value at beginning of period       $ 13.08            $13.41         $13.03         $12.77
                                             -------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                           .37(a)            .43            .46            .49(a)
 Net realized and unrealized gain (loss)         .28(a)           (.30)           .38            .27(a)
                                             -------------------------------------------------------
Total from investment operations                 .65(a)            .13            .84            .76(a)
                                             -------------------------------------------------------
Less distributions from:
 Net investment income                          (.48)             (.43)          (.46)          (.50)
 Realized capital gains                         (.00)(d)          (.03)             -              -
                                             -------------------------------------------------------
Total distributions                             (.48)             (.46)          (.46)          (.50)
                                             -------------------------------------------------------
Net asset value at end of period             $ 13.25            $13.08         $13.41         $13.03
                                             =======================================================
Total return (%)*                               5.11               .99           6.55           6.05
Net assets at end of period (000)            $42,542            $5,875         $5,880         $5,469
Ratios to average net assets:**
 Expenses (%)                                    .88               .90(c)         .90(c)         .90(b),(c)
 Expenses, excluding reimbursements (%)          .88              1.08(c)        1.12(c)        1.62(b),(c)
 Net investment income (%)                      3.13              3.21           3.45           3.82(b)
Portfolio turnover (%)                            14                24             19             19

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.

 ** For the year ended July 31, 2014, average net assets were $10,898,000.

*** Adviser Shares were initiated on August 1, 2010.

(a) Calculated using average shares. For the year ended July 31, 2014, average shares were 915,000.

(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.

(c) Reflects total operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.

(d) Represents less than $0.01 per shares.

================================================================================

72  | USAA INCOME FUND

================================================================================

EXPENSE EXAMPLE

July 31, 2014 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of February 1, 2014, through July 31, 2014.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate

================================================================================

                                                           EXPENSE EXAMPLE |  73

================================================================================

the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                      EXPENSES PAID
                                           BEGINNING              ENDING             DURING PERIOD*
                                         ACCOUNT VALUE         ACCOUNT VALUE        FEBRUARY 1, 2014 -
                                        FEBRUARY 1, 2014       JULY 31, 2014          JULY 31, 2014
                                        ---------------------------------------------------------------
FUND SHARES
Actual                                     $1,000.00            $1,031.50                  $2.77

Hypothetical
 (5% return before expenses)                1,000.00             1,022.07                   2.76

INSTITUTIONAL SHARES
Actual                                      1,000.00             1,031.90                   2.37

Hypothetical
 (5% return before expenses)                1,000.00             1,022.46                   2.36

ADVISER SHARES
Actual                                      1,000.00             1,029.60                   4.38

Hypothetical
 (5% return before expenses)                1,000.00             1,020.48                   4.36

 * Expenses are equal to the annualized expense ratio of 0.55% for Fund
   Shares, 0.47% for Institutional Shares, and 0.87% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 3.15% for Fund Shares, 3.19% for Institutional Shares, and 2.96% for Adviser Shares for the six-month period of February 1, 2014, through July 31, 2014.

================================================================================

74  | USAA INCOME FUND

================================================================================

ADVISORY AGREEMENT(S)

July 31, 2014

--------------------------------------------------------------------------------

At an in-person meeting of the Board of Trustees (the Board) held on April 30, 2014, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund. In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an

================================================================================

                                                     ADVISORY AGREEMENT(S) |  75

================================================================================

ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES - In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of the Manager's duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk

================================================================================

76  | USAA INCOME FUND

================================================================================

management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE - In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, retail investment companies with front-end loads and no sales loads), asset size, and expense components (the expense group) and
(ii) a larger group of investment companies that includes all front-end load and no-load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the expense universe). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any performance adjustment - was below the median of its expense group and its expense universe. The data indicated that the Fund's total expenses were below the median of its expense group and its expense universe.

The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of services received by the Fund from the Manager. The Board also noted the level and method

================================================================================

                                                     ADVISORY AGREEMENT(S) |  77

================================================================================

of computing the management fee, including any performance adjustment to such fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the performance universe). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one- and five-year periods ended December 31, 2013, and was lower than the average of its performance universe and above its Lipper index for the three-year period ended December 31, 2013. The Board also noted that the Fund's percentile performance ranking was in the top 35% of its performance universe for the one-year period ended December 31, 2013, was in the top 50% of its performance universe for the three-year period ended December 31, 2013, and was in the top 30% of its performance universe for the five-year period ended December 31, 2013.

COMPENSATION AND PROFITABILITY - The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation.

================================================================================

78  | USAA INCOME FUND

================================================================================

The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE - The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the current advisory fee structure. The Board also considered the effect of Fund's growth and size on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionately more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS - The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from their relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

                                                     ADVISORY AGREEMENT(S) |  79

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees (the Board) of the Trust consists of seven Trustees.
These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Asset Management Company (AMCO) and its affiliates. Pursuant to a policy adopted by the Board, the term of office for each Trustee shall be 20 years or until the Independent Trustee reaches age 72 or an Interested Trustee reaches age 65. The Board may change or grant exceptions from this policy at any time without shareholder approval. A Trustee may resign or be removed by a vote of the other Trustees or the holders of a majority of the outstanding shares of the Trust at any time. Vacancies on the Board can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of the USAA family of funds consisting of one registered investment company offering 52 individual funds. Unless otherwise indicated, the business address for each is P.O. Box 659430, San Antonio, TX 78265-9430.

If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

================================================================================

80  | USAA INCOME FUND

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

DANIEL S. MCNAMARA(2, 4)
Trustee, President, and Vice Chair of the Board of Trustees
Born: June 1966
Year of Election or Appointment: 2009

President, Financial Advice and Solutions Group, USAA (2/13-present); Director of AMCO (01/12-present); Director of USAA Investment Management Company (IMCO) (10/09-present); President and Director, IMCO (10/09-04/14); President, AMCO (8/11-4/13); President and Director of USAA Shareholder Account Services (SAS) (10/09-present); Senior Vice President of USAA Financial Planning Services Insurance Agency, Inc. (FPS) (04/11-present); President and Director of USAA Investment Corporation (ICORP) (03/10-present); President and Director of USAA Financial Advisors, Inc. (FAI) and FPS (10/09-04/11); President, Banc of America Investment Advisors (9/07-9/09); Managing Director, Planning and Financial Products Group, Bank of America (09/01-09/09). Mr. McNamara brings to the Board extensive experience in the financial services industry, including experience as an officer of the Trust.

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

ROBERT L. MASON, PH.D.(2, 3, 4, 5, 6)
Trustee and Chair
Born: July 1946
Year of Election or Appointment: 1997(+)

Institute Analyst, Southwest Research Institute (3/02-present), which focuses in the fields of technological research. Dr. Mason brings to the Board particular experience with information technology matters, statistical analysis, and human resources as well as over 17 years' experience as a Board member of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  81

================================================================================

JEFFERSON C. BOYCE(3, 4, 5, 6)
Trustee
Born: September 1957
Year of Election or Appointment: 2013

Senior Managing Director, New York Life Investments, LLC (1992-2012). Mr. Boyce brings to the Board experience in financial investment management, and, in particular, institutional and retail mutual funds, variable annuity products, broker dealers, and retirement programs, including experience in organizational development, marketing, product development, and money management. Mr. Boyce is a board member of Westhab Inc., and Friends of Teboho, Inc.

DAWN M. HAWLEY(3, 4, 5, 6)
Trustee
Born: February 1954
Year of Election or Appointment: 2014

Manager of Finance, Menil Foundation, Inc. (5/07-6/11), which is a private foundation that oversees the assemblage of sculptures, prints, drawings, photographs, and rare books. Ms. Hawley brings to the Board experience in financial investment management and, in particular, institutional and retail mutual funds, variable annuity products, broker dealers, and retirement programs, including experience in financial planning, budgeting, accounting practices, and asset/liability management functions including major acquisitions and mergers. Ms. Hawley holds no other directorships.

================================================================================

82  | USAA INCOME FUND

================================================================================

PAUL L. MCNAMARA(3, 4, 5, 6)
Trustee
Born: July 1948
Year of Election or Appointment: 2012

Director, Cantor Opportunistic Alternatives Fund, LLC (3/10-2/14), which is a closed-end fund of funds managed by Cantor Fitzgerald Investment Advisors, LLC. Mr. McNamara retired from Lord Abbett & Co. LLC as an Executive Member on 9/30/09, a position he held since 10/02. He had been employed at Lord Abbett since 1996. Mr. McNamara brings to the Board extensive experience with the financial services industry and, in particular, institutional and retail mutual fund markets, including experience with mutual fund marketing, distribution, and risk management, as well as overall experience with compliance and corporate governance issues. Mr. McNamara also has experience serving as a fund director as well as over two years as a Board Member of the USAA family of funds. Paul L. McNamara is no relation to Daniel S. McNamara. Mr. McNamara holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

BARBARA B. OSTDIEK, PH.D.(3, 4, 5, 6, 7)
Trustee
Born: March 1964
Year of Election or Appointment: 2008

Senior Associate Dean of Degree programs at Jesse H. Jones Graduate School of Business at Rice University (7/13-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Business at Rice University (7/01-present); Academic Director, El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Business at Rice University (7/02-6/12). Dr. Ostdiek brings to the Board particular experience with financial investment management, education, and research as well as over six years' experience as a Board member of the USAA family of funds. Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  83

================================================================================

MICHAEL F. REIMHERR(3, 4, 5, 6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (5/95-present), which performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr brings to the Board particular experience with organizational development, budgeting, finance, and capital markets as well as over 14 years' experience as a Board member of the USAA family of funds. Mr. Reimherr is a member of the advisory board for Texas Star & Nut Company. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

   (1) Indicates the Trustee is an employee of AMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.
   (2) Member of Executive Committee.
   (3) Member of Audit Committee.
   (4) Member of Pricing and Investment Committee.
   (5) Member of Corporate Governance Committee.
   (6) The address for all non-interested trustees is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.
   (7) Dr. Ostdiek was designated as an Audit Committee Financial Expert by the Funds' Board in November 2008.
   (+) Mr. Mason was elected as Chair of the Board in January 2012.

================================================================================

84  | USAA INCOME FUND

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

R. MATTHEW FREUND
Vice President
Born: July 1963
Year of Appointment: 2010

Senior Vice President, Investment Portfolio Management, Chief Investment Officer, AMCO (01/12-present); Senior Vice President, Investment Portfolio Management, IMCO (02/10-12/11); Vice President, Fixed Income Investments, IMCO (02/04-2/10). Mr. Freund also serves as a director of SAS.

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Head of Equities, Equity Investments, AMCO (01/12-present); Vice President, Equity Investments, IMCO (02/09-12/11).

JAMES G. WHETZEL
Secretary
Born: February 1978
Year of Appointment: 2013

Assistant Vice President, Financial Advice & Solutions Group (FASG) General Counsel, USAA (10/13-present); Executive Director and General Counsel, FASG, USAA (10/12-10/13); Secretary and Director, IMCO (6/13-present); Attorney, FASG General Counsel, USAA (11/08-10/12); Assistant Secretary, USAA family of funds (4/10-6/13). Mr. Whetzel also serves as Secretary of AMCO, SAS, and ICORP.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  85

================================================================================

DANIEL J. MAVICO
Assistant Secretary
Born: June 1977
Year of Appointment: 2013

Executive Director, Lead Securities Attorney, FASG General Counsel, USAA (04/13-present); Attorney, FASG General Counsel, USAA (04/10-04/13); Associate, Goodwin Procter LLP (02/09-04/10). Mr. Mavico also serves as Assistant Secretary of IMCO, AMCO, SAS, and FAI.

ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2008

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present).

JAMES K. DE VRIES
Assistant Treasurer
Born: April 1969
Year of Appointment: 2013

Executive Director, Investment and Financial Administration, AMCO, (04/12-present); Director, Tax, USAA (11/09-04/12); Manager, Tax, USAA (04/08-11/09).

================================================================================

86  | USAA INCOME FUND

================================================================================

STEPHANIE HIGBY
Chief Compliance Officer
Born: July 1974
Year of Appointment: 2013

Executive Director, Institutional Asset Management Compliance, USAA (04/13-present); Director, Institutional Asset Management Compliance, AMCO (03/12-04/13); Compliance Director for USAA Mutual Funds Compliance, IMCO (06/06-02/12). Ms. Higby also serves as the Funds' anti-money laundering compliance officer.

   (1) Indicates those Officers who are employees of AMCO or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  87

================================================================================

TRUSTEES                               Daniel S. McNamara
                                       Robert L. Mason, Ph.D.
                                       Jefferson C. Boyce
                                       Dawn M. Hawley
                                       Paul L. McNamara
                                       Barbara B. Ostdiek, Ph.D.
                                       Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                      USAA Asset Management Company
INVESTMENT ADVISER                     P.O. Box 659453
                                       San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                        USAA Investment Management Company
DISTRIBUTOR                            P.O. Box 659453
                                       San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                         USAA Shareholder Account Services
                                       9800 Fredericksburg Road
                                       San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                          State Street Bank and Trust Company
ACCOUNTING AGENT                       P.O. Box 1713
                                       Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                            Ernst & Young LLP
REGISTERED PUBLIC                      100 West Houston St., Suite 1800
ACCOUNTING FIRM                        San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                            Under "My Accounts" on
SELF-SERVICE 24/7                      usaa.com select your mutual fund
AT USAA.COM                            account and either click the link or
                                       select 'I want to...' and select
OR CALL                                the desired action.
(800) 531-USAA
        (8722)
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Ref erence Room may be obtained by calling (800) 732-0330.

209374-0914

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------
>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on usaa.com select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA        WE KNOW WHAT IT MEANS TO SERVE.(R)

   =============================================================================
   23423-0914                                (C)2014, USAA. All rights reserved.


ITEM 2.  CODE OF ETHICS.

On September 25, 2013, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

On November 18, 2008, the Board of Trustees of USAA Mutual Funds Trust designated Dr. Barbara B. Ostdiek, Ph.D. as the Board's audit committee financial expert. Dr. Ostdiek has served as an Associate Professor of Management at Rice University since 2001. Dr. Ostdiek also has served as an Academic Director at El Paso Corporation Finance Center since 2002. Dr. Ostdiek is an independent trustee who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Funds Trust.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 52 funds in all. Only 14 funds of the Registrant have a fiscal year-end of July 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended July 31, 2014 and 2013 were $438,538 and $460,191, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended July 31, 2014 and 2013 were $78,650 and $65,860, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees billed by Ernst & Young LLP to the Registrant for tax compliance services relating to the review of federal tax returns for fiscal years ended July 31, 2014 and 2013 were $27,802 and $54,750, respectively.


(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended July 31, 2014 and 2013.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, USAA Asset Management Company (AMCO), and the Funds' transfer agent, SAS, for July 31, 2014 and 2013 were $434,270 and $442,000, respectively.

(h) Ernst & Young LLP provided non-audit services to AMCO in 2014 and 2013 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to AMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:


                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and AMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for AMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on AMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and AMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and AMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and AMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, AMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and AMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other AMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, AMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003.

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007.

Approved and adopted by the Investment Code of Ethics Committee: August 29,
2008.

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008.

Approved and adopted by the Investment Code of Ethics Committee:  August 17,
2009.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 24, 2009.

Approved and adopted by the Investment Code of Ethics Committee:
August 31, 2010.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 22, 2010.

Approved and adopted by the Investment Code of Ethics Committee: August 22,
2011.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 20, 2011.


Approved and adopted by the Investment Code of Ethics Committee: September 4, 2012.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 27, 2012.

Approved and adopted by the Investment Code of Ethics Committee:
August 23, 2013

Approved and adopted by the Board of Trustees of USAA Mutual Fund Trust:
September 25, 2013

                                   APPENDIX A
                                COVERED OFFICERS




PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.
(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.
                               SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended July 31, 2014

By:*     /s/ Daniel J. Mavico
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     09/22/2014
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ Daniel S. McNamara
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     09/24/2014
         ------------------------------


By:*     /s/ Roberto Galindo, Jr.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     09/24/2014
         ------------------------------

*Print the name and title of each signing officer under his or her signature.